---------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

                          FOR YOUR CONVENIENCE YOU MAY
                               VOTE BY CALLING THE
                               TOLL-FREE TELEPHONE
                             NUMBER PRINTED ON YOUR
                                  PROXY BALLOT.

               YOU ALSO MAY VOTE BY INTERNET AT WWW.PROXYVOTE.COM.
                                -----------------

          A CONFIRMATION OF YOUR TELEPHONE VOTE WILL BE MAILED TO YOU.
          ---------------------------------------------------------------------

                                 Coventry Group
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                                             February  15, 2001

Dear Valued Shareholder:

         We are seeking your approval of a proposed reorganization of the three Brenton Funds of the Coventry Group into corresponding mutual funds of Wells Fargo Funds Trust. The proposed reorganization arises out of Wells Fargo & Company's acquisition of Brenton Banks, Inc. which is the parent company of the investment advisor to the Brenton Funds. We also are asking you to approve an interim investment advisory agreement for the Brenton Funds covering the period from December 1, 2000 until the reorganization occurs.

         In the reorganization, each Brenton Fund listed below will transfer all of its assets and liabilities to the corresponding Fund of the Wells Fargo Funds Trust, which we refer to as the Wells Fargo Funds. We refer to the Brenton Funds and the Wells Fargo Funds together as the Funds. The following table lists the Brenton Funds and the corresponding Wells Fargo Funds that are part of the proposed reorganization.


------------------------------------------------------ ----------------------------------------------------
                    BRENTON FUNDS                                       WELLS FARGO FUNDS
------------------------------------------------------ ----------------------------------------------------
                  Value Equity Fund                             Growth Fund (Institutional Class)
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
    Intermediate U.S. Government Securities Fund       Intermediate Government Income Fund (Institutional
                                                                             Class)
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
     U.S. Government Money Market Fund (Class M)          Government Money Market Fund (Service Class)
------------------------------------------------------ ----------------------------------------------------


WHAT ARE SOME OF THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

o The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 65 mutual funds.

o         The greater  breadth,  depth and varied  expertise  of the  investment
          management   personnel   employed  by  the   investment   advisor  and
          sub-advisors to the Wells Fargo Funds.

o The potential greater investment opportunities, analyst coverage and market presence of the Wells Fargo Funds.

o         The potentialimproved operating efficiencies of the Wells Fargo Funds.

o The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

         Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization, so Brenton Fund shareholders will not bear these costs.

         The overall responsibility for management of the Brenton Funds rests with the Coventry Group's Board of Trustees, which we refer to as the Brenton Funds' Board. The Brenton Funds' Board has unanimously approved the reorganization and believes that it is in the best interests of the Brenton Funds' shareholders. They recommend that you vote your proxy to approve the reorganization.

WHY IS APPROVAL OF AN INTERIM ADVISORY AGREEMENT NECESSARY?

         Wells Fargo & Company's acquisition of Brenton Banks, Inc. on December 1, 2000 resulted in a change of control of Brenton Bank, the advisor to the Brenton Funds. Under the federal securities laws, Wells Fargo & Company's acquisition of Brenton Banks, Inc. terminated the former advisory agreement existing between the Brenton Funds and Brenton Bank. On November 16, 2000, in anticipation of that event, the Brenton Funds' Board approved a substantially identical interim advisory agreement between Brenton Bank and each of the Brenton Funds covering the time period from December 1, 2000 until the closing of the reorganization. We refer to this agreement as the Interim Advisory Agreement. The Brenton Funds' Board also recommends that you approve the Interim Advisory Agreement between Brenton Bank and each of the Brenton Funds.

         Wells Fargo & Company has announced its intention to merge Brenton Bank into Wells Fargo Bank Iowa, N.A. on or about March 23, 2001. Because Brenton Bank and Wells Fargo Bank Iowa, N.A. are wholly-owned subsidiaries of Wells Fargo & Company with common directors and management, under the federal securities laws this merger is not deemed to be a change in control or management that would terminate the Interim Advisory Agreement. Accordingly, although the Brenton Funds' Board will be asked to approve continuing the Interim Advisory Agreement following this merger, Brenton Fund shareholder approval of Wells Fargo Bank Iowa, N.A. as advisor is not specifically required and will not be sought. References in these materials to Brenton Bank as interim advisor to the Brenton Funds should be interpreted to include Wells Fargo Bank Iowa, N.A. following this March 2001 merger.

         Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may vote by telephone by calling the toll-free number printed on your proxy ballot, or vote by Internet (http://www.proxyvote.com). If you have any questions about the proxy, the proposed fund reorganization, or the Interim Advisory Agreement, call your trust officer, investment professional, or the Brenton Funds' Customer Service Center at 1-800-705-3863.

                                                         Very truly yours,

                                                         Walter B. Grimm
                                                         President and Trustee

                                VALUE Equity Fund
                  INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
               U.S. GOVERNMENT MONEY MARKET FUND (Class M shares)

                                THE BRENTON FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           SCHEDULED FOR APRIL 6, 2001

         This is the formal notice and agenda for the special shareholder meeting of the three Brenton Funds of the Coventry Group listed above. It tells shareholders what proposals will be voted on and the time and place of the meeting. We refer to these three series of Coventry Group as the Brenton Funds and the three Wells Fargo Funds listed in the attached proxy statement/prospectus as the Wells Fargo Funds. We refer to all of them together as the Funds.

To the Shareholders of the Brenton Funds:

         A special meeting of shareholders of each of the Brenton Funds will be held on April 6, 2001, at 2:00 p.m. (Eastern Time) at the offices of BISYS Fund Services located at 3435 Stelzer Road, Columbus, Ohio 43219 to consider the following:

        1. The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Brenton Fund will transfer all of its assets and liabilities to a corresponding Wells Fargo Fund in exchange for Institutional Class or Service Class shares of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Brenton Fund. Upon completion of the transactions contemplated by the Agreement and Plan of Reorganization, the Brenton Funds will no longer exist.

        2. A proposal to approve an interim advisory agreement between Brenton Bank and each of the Brenton Funds covering the time period from December 1, 2000 until the closing of the reorganization.

        3.      Any other business that properly comes before the meeting.

         Shareholders of record as of the close of business on January 22, 2001 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

                   By Order of the Trustees of Coventry Group
                      on behalf of The Brenton Funds' Board

                                        R. Jeffrey Young
                                        Chairman and Trustee


February 15, 2001
         YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                  Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage necessary if you mail it in the United
         States. You may vote by telephone by calling the toll-free number printed on your proxy ballot, or vote by Internet (http://www.proxyvote.com). If you have any questions about the proxy, the proposed fund reorganization, or the Interim Advisory Agreement, call your trust officer, investment professional, or the Brenton Funds' Customer Service Center at 1-800-706-3863.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                February 15, 2001

                                THE BRENTON FUNDS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                             WELLS FARGO FUNDS TRUST
                                  P.O. Box 7066
                      San Francisco, California 94120-7066
                                 1-800-552-9612

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

         This document is a combined proxy statement and prospectus. It contains the information that shareholders of the Brenton Funds should know before voting on the proposals before them, and should be retained for future reference. It is both the proxy statement of the three Brenton Funds listed below, which we refer to as the Brenton Funds, and a prospectus for the three funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.


------------------------------------------------------ ----------------------------------------------------
                    BRENTON FUNDS                                       WELLS FARGO FUNDS
------------------------------------------------------ ----------------------------------------------------
                  Value Equity Fund                             Growth Fund (Institutional Class)
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
    Intermediate U.S. Government Securities Fund       Intermediate Government Income Fund (Institutional
                                                                             Class)
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
     U.S. Government Money Market Fund (Class M)          Government Money Market Fund (Service Class)
------------------------------------------------------ ----------------------------------------------------


HOW WILL THE REORGANIZATION WORK?

         The reorganization of each Brenton Fund will involve three steps:

o the transfer of the assets and liabilities of the Brenton Fund to its corresponding Wells Fargo Fund in exchange for shares of the corresponding Wells Fargo Fund having equivalent value to the net assets transferred;

o the pro rata distribution of the same class of shares of the Wells Fargo Fund to the shareholders of record of the Brenton Fund as of the effective date of the reorganization in full redemption of all shares of the Brenton Fund; and

o        the liquidation and termination of the Brenton Funds.


 -------------------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.
 -------------------------------------------------------------------------------

         As a result of the reorganization, shareholders of each Brenton Fund will hold Institutional Class or Service Class shares of the corresponding Wells Fargo Fund having the same total value as the shares of the Brenton Fund that they held immediately before the reorganization. If a majority of the shares of one of the Brenton Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Brenton Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

o        Prospectuses for the Brenton Funds and for the Wells Fargo Funds;

o Annual and Semi-Annual Reports to shareholders of the Brenton Funds and of the Wells Fargo Funds; and

o Statements of Additional Information, or SAIs, for the Brenton Funds and for the Wells Fargo Funds.

         These   documents  are  on  file  with  the   Securities  and  Exchange
Commission, which we refer to as the SEC.

         The effective prospectuses and Management's Discussion of Fund Performance included in the Brenton Funds' Annual Report are incorporated by reference and are incorporated by reference and are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus dated February 15, 2001 also is incorporated by reference and is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Brenton Funds and the Wells Fargo Funds that describes the technical details of how the reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

o A prospectus for the Wells Fargo Fund(s) whose shares you would own after the Reorganization accompanies this statement. The three Wells Fargo Funds are currently advised by Wells Fargo Funds Management, LLC, which we refer to as Funds Management, and were previously advised by Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank. The prospectus and annual report to shareholders of the Brenton Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.

o Management's Discussion of Fund Performance for each of the Wells Fargo Funds contained in the most recent Annual Report is included at Exhibit D.

         Copies of all of these documents are available upon request without charge by writing to or calling:

         The Brenton Funds
         3435 Stelzer Road
         Columbus, Ohio  43219
         1-800-706-3863

         Wells Fargo Funds
         P.O. Box 7066
         San Francisco, CA 94120-7066
         1-800-552-9612

         You also may view or obtain these documents from the SEC:

         In Person:                 At the SEC's Public Reference Room in
                                    Washington, D.C.

         By Phone:                  1-800-SEC-0330

         By Mail:                   Public Reference Section
                                    Securities and Exchange Commission
                                    450 5th Street, N.W.
                                    Washington, DC 20549-6009
                                    (duplicating fee required)

         By Email:                  publicinfo@sec.gov
                                    (duplicating fee required)

         By Internet:               www.sec.gov
                                    (Wells Fargo Funds Trust; Coventry Group/
                                     Brenton Funds)

OTHER IMPORTANT THINGS TO NOTE:

o An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

o        You may lose money by investing in the Funds.

WHY IS AN INTERIM ADVISORY AGREEMENT NECESSARY?

         Wells Fargo & Company's acquisition of Brenton Banks, Inc. on December 1, 2000 resulted in a change of control of Brenton Bank, the advisor to the Brenton Funds. Under the federal securities laws, Wells Fargo & Company's acquisition of Brenton Banks, Inc. terminated the former advisory agreement existing between the Brenton Funds and Brenton Bank. On November 16, 2000, in anticipation of that event, the Brenton Funds' Board approved a substantially identical interim advisory agreement between Brenton Bank and each of the Brenton Funds covering the time period from December 1, 2000 until the closing of the reorganization. We refer to this agreement as the Interim Advisory Agreement. The Interim Advisory Agreement approved by the Board is substantially identical to the agreement that existed between Brenton Bank and the Brenton Funds before December 1, 2000.

         Wells Fargo & Company has announced its intention to merge Brenton Bank into Wells Fargo Bank Iowa, N.A. on or about March 23, 2001. Because Brenton Bank and Wells Fargo Bank Iowa, N.A. are wholly-owned subsidiaries of Wells Fargo & Company with common directors and management, under the federal securities laws this merger is not deemed to be a change in control or management that would terminate the Interim Advisory Agreement. Accordingly, although the Brenton Funds' Board will be asked to approve continuing the Interim Advisory Agreement following this merger, Brenton Fund shareholder approval of Wells Fargo Bank Iowa, N.A. as advisor is not specifically required and will not be sought. References in these materials to Brenton Bank as interim advisor to the Brenton Funds should be interpreted to include Wells Fargo Bank Iowa, N.A. following this 2001 merger.

TABLE OF CONTENTS

Page

Introduction..............................................................................................

Proposal 1: Approval of Reorganization of Brenton Funds..................................................

Reasons for the Reorganization............................................................................

Summary...................................................................................................

Comparison of Current Fees................................................................................

Comparison of Investment Objectives, Principal Investment Strategies and Policies.........................

Common and Specific Risk Considerations...................................................................

Comparison of Investment Advisors and Investment Advisory Fees............................................

Comparison of Other Principal Service Providers...........................................................

Comparison of Business Structure..........................................................................

Terms of the Reorganization...............................................................................

Board Consideration of the Reorganization.................................................................

Performance...............................................................................................

Material Federal Income Tax Consequences and Federal Income Tax Opinions..................................

Proposal 2: Approval by the Board of Trustees of the Brenton Funds.......................................

Information on Voting.....................................................................................

Existing and Pro Forma Capitalization.....................................................................

Outstanding Shares........................................................................................

Interest of Certain Persons in the Transactions...........................................................

Exhibit A Fee Tables.....................................................................................

Exhibit B Comparison of Investment Objectives and Strategies.............................................

Exhibit C Additional Information About Brenton Bank......................................................

Exhibit D Management's Discussion of Fund Performance for Each of the `Wells Fargo Funds.................

                                  Introduction

         On December 1, 2000, Wells Fargo & Company, the parent company of Wells Fargo Bank and Funds Management, acquired Brenton Banks, Inc., the parent company of Brenton Bank, the investment advisor to the Brenton Funds. We refer to this transaction as the Acquisition. The Board of Trustees of Coventry Group called this special shareholder meeting to allow shareholders of the Brenton Funds to consider and vote on two proposals arising out of the Acquisition. We refer to the Board of Trustees of Coventry Group as the Brenton Funds' Board. The first proposal concerns the proposed reorganization of three Brenton Funds into corresponding Wells Fargo Funds. We refer to these reorganizations as the Reorganization. The second proposal concerns the approval of an interim advisory agreement between each Brenton Fund and Brenton Bank, which is necessary because of the Acquisition.


            PROPOSAL 1 : APPROVAL OF REORGANIZATION OF BRENTON FUNDS

         On November 16, 2000,  the Brenton  Funds' Board  unanimously  voted to approve the Reorganization, subject to approval by each Brenton Fund's shareholders. In the Reorganization, each Brenton Fund will transfer its assets to its corresponding Wells Fargo Fund, which will assume the liabilities of the Brenton Fund. Upon the transfer of assets, shares of that Wells Fargo Fund will be distributed to shareholders of that Brenton Fund. Any shares you own of a Brenton Fund at the time of the Reorganization will be cancelled and you will receive Institutional Class or Service Class shares of the corresponding Wells Fargo Fund having a value equal to the value of your shares of the Brenton Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about April 20, 2001.

Reasons for the Reorganization

         The Reorganization is part of the plan to consolidate all mutual fund operations after the Acquisition. Funds Management currently operates a fund family consisting of over 65 mutual funds. Consolidating the Brenton Funds into the larger Wells Fargo Fund family can benefit all Brenton Fund shareholders.

         The Brenton Funds' Board concluded that participation in the proposed Reorganization is in the best interests of each Brenton Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:

         1. The broader product array of the more than 65 Wells Fargo Fund mutual funds, and the expanded range of investment options and shareholder services available to investors in those funds.

         2. The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors of all of the Wells Fargo Funds.

         3. The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

         4.       The  potential  greater  investment   opportunities,   analyst
                  coverage and market presence of the Wells Fargo Funds into which the Brenton Funds will be reorganized.

         5. The potential for greater operating efficiencies of the Wells Fargo Funds into which the Brenton Funds will be reorganized.

         6. The performance track records of the Wells Fargo Funds into which the Brenton Funds will be reorganized.

         7. The expense ratios of the Wells Fargo Funds as compared to their corresponding Brenton Funds.

         8. The tax-free nature of the Reorganization for federal income tax purposes.

         9. The compatibility of the investment objectives and principal investment strategies of the Wells Fargo Funds with those of the Brenton Funds.

         10. The undertaking by Wells Fargo Bank to bear the expenses of the Reorganization.

         The Brenton Funds' Board also concluded that the economic interests of the shareholders of the Brenton Funds would not be diluted as a result of the proposed Reorganization since the number of Wells Fargo Fund shares to be issued to Brenton Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of all of the factors considered by the Brenton Funds' Board in approving the Reorganization, see pages 16-20.

                                     SUMMARY

         The following summary highlights differences between each Brenton Fund and its corresponding Wells Fargo Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Wells Fargo Fund prospectus(es).

Comparison of Current Fees

         As shown in the following chart, in every case, the Wells Fargo Funds have total operating expense ratios that are significantly lower than those of the corresponding share classes of the Brenton Funds, both before and after waivers and reimbursements.

---------------------------- ------------------------------- ---------------------------- -------------------------------
                             TOTAL OPERATING EXPENSES                                      TOTAL OPERATING EXPENSES
                             BEFORE/AFTER WAIVERS AND                                      BEFORE/AFTER WAIVERS AND
BRENTON FUND/                REIMBURSEMENTS                   WELLS FARGO FUND/            REIMBURSEMENTS
SHARE CLASS                                                   SHARE CLASS
---------------------------- ------------------------------- ---------------------------- -------------------------------
Value Equity Fund                                            Growth Fund
  Single Class                    1.65% / 1.20%           Institutional Class               1.02% / 1.00%

------------------------------------------------------------ ------------------------------------------------------------
Intermediate U.S. Government Securities Fund                 Intermediate Government Income Fund
        Single Class                 1.60% / 1.01%                Institutional Class             0.79% / 0.68%
---------------------------- ------------------------------- ---------------------------- -------------------------------
U.S. Government Money Market Fund                            Government Money Market Fund
     Class M                         1.56% / 0.89%                Service Class                   0.57% / 0.50%
---------------------------- ------------------------------- ---------------------------- -------------------------------

         Another important point to consider is that currently, the actual fees paid by the Brenton Funds are less than their permitted gross fees because of fee waivers by certain of the Brenton Funds' service providers, but with the exception of a portion of the waiver for the Brenton U.S. Government Money Market Fund, the waivers are voluntary, which means the waivers and reimbursements could be rescinded at any time, increasing the total operating expenses of the Brenton Funds. Currently, the advisor to the Brenton U.S. Government Money Market Fund is obligated to waive 0.14% of its advisory fee through March 31, 2001, which means that the net operating expense ratio for this Fund cannot be increased above 1.42% until after March 31, 2001. In contrast, Wells Fargo Funds Management, as the investment advisor and administrator to each of the Wells Fargo Funds is contractually obligated through waivers or reimbursements to maintain the net operating expense ratios shown in the chart above. Funds Management is obligated to maintain the net operating expense ratio for the Growth Fund until at least February 1, 2002, to maintain the net operating expense ratio for the Intermediate Government Income Fund until at least October 1, 2001, and to maintain the net operating expense ratio for the Government Money Market Fund until at least August 1, 2001. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Wells Fargo Fund may be increased only with the approval of the Wells Fargo Funds' Board of Trustees. See Exhibit A for a breakdown of the specific fees charged to each Wells Fargo Fund and Brenton Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and
Policies

         Each Brenton Fund and its corresponding Wells Fargo Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the acquiring Wells Fargo Fund. A few key differences do exist, which are summarized here.

         The Brenton Funds' investment objective(s) are fundamental, which means that the Board cannot change them without shareholder approval. The Wells Fargo Funds' investment objective(s) are classified as non-fundamental, which means that the Board can change them without shareholder approval. The Wells Fargo Funds believe that this approach allows the Board to better respond to changing market conditions and to save the Wells Fargo Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

         The Wells Fargo Funds and the Brenton Funds have similar "fundamental" investment policies that can only be changed with shareholder approval and can restrict a fund's ability to respond to new developments and changing trends. Investment policies may limit a portfolio manager from investing in a security that is consistent with the investment objectives and principal investment strategies of a Fund and otherwise an appropriate investment. Generally, the Wells Fargo Funds' fundamental investment policies, particularly with respect to each Fund's ability to borrow money and make loans, are slightly less restrictive than the Brenton Funds' policies because they were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming the investment polices of each of the Wells Fargo Funds to the flexibility currently allowed by federal and state law. For both the Brenton Fund family and the Wells Fargo Fund family, the list of "fundamental" policies is consistent across all funds in the respective family (with limited exceptions), which greatly facilitates compliance and monitoring activities.

         The following charts compare the investment objective(s) and principal investment strategies of each Brenton Fund and the corresponding Wells Fargo Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.


-------------------------- -------------------------- --------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- -----------------------------------------
Brenton Value Equity Fund  Seeks long-term capital    The Fund invests primarily in a   o    Both Funds seek capital
                           appreciation.              diversified portfolio of equity        appreciation and invest at least
                                                      securities of large                    65% of their total assets in
                                                      capitalization companies with          equity securities that offer the
                                                      strong earnings potential and          potential for capital
                                                      strives for high overall return        appreciation. Although the
                                                      while minimizing risk through          difference in their names suggests
                                                      the selection of quality               vastly different selection
                                                      dividend-paying equity                 criteria, both Funds have
                                                      securities.                            significant overlap in their
                                                                                             portfolio holdings because both Funds
                                                                                             select securities with the potential
                                                                                             to generate capital growth.  The
                                                                                             Brenton Value Equity Fund, however,
                                                                                             follows a value discipline in selecting
                                                                                             a significant portion of its portfolio
                                                                                             securities.  The advisor to the Brenton
                                                                                             Value Equity Fund seeks to purchase
                                                                                             securities with growth potential  at a
                                                                                             price that reflects a discount to the
                                                                                             advisor's assessment of the value of
                                                                                             the company.  The portion selected
                                                                                             using this approach vaires and there is
                                                                                             no minimum.  In contrast, the Wells
                                                                                             Fargo Growth Fund may consider the
                                                                                             relative value of a company in
                                                                                             selecting portfolio securities, but it
                                                                                             is not required to do so and generally
                                                                                             the relative value of the company is a
                                                                                             secondary consideration in selecting
                                                                                             portfolio securities.
                                                                                        o    The Brenton Value Equity Fund
                                                                                             invests primarily in securities of
                                                                                             large capitalization companies.
                                                                                             Although the Wells Fargo Growth
                                                                                             Fund may invest in companies with
                                                                                             mid- to large-capitalizations, it
                                                                                             focuses its investment strategy on
                                                                                             larger capitalization stocks.
                                                                                        o    Both Funds can invest in
                                                                                             foreign securities, however, the
                                                                                             Brenton Value Equity Fund can only
                                                                                             invest up to 10% of its total
                                                                                             assets in such securities, but the
                                                                                             Wells Fargo Growth Fund can invest
                                                                                             up to 25% of its assets in such
                                                                                             securities.

-------------------------- -------------------------- --------------------------------- -----------------------------------------
-------------------------- -------------------------- --------------------------------- -----------------------------------------
Wells Fargo Growth Fund    Seeks long-term capital    The Fund invests primarily in a
                           appreciation.              diversified portfolio of common
                                                      stocks  and  other  equity
                                                      securities of domestic and
                                                      foreign   companies  whose
                                                      market      capitalization
                                                      falls  within the range of
                                                      the  Russell  1000  Index,
                                                      which is considered a mid-
                                                      to    large-capitalization
                                                      index.  The Fund looks for
                                                      companies   that   have  a
                                                      strong   earnings   growth
                                                      trend,  that  it  believes
                                                      have         above-average
                                                      prospects    for    future
                                                      growth, or that the Fund's
                                                      advisor    believes    are
                                                      undervalued.
-------------------------- -------------------------- --------------------------------- -----------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Brenton Intermediate       Seeks total return         The Fund invests primarily in     o    There are no material
U.S. Government            consistent with the        U.S. Treasury bills, notes and         differences between the two Funds
Securities Fund            production of current      other short-term obligations           because they invest in similar
                           income and the             issued or guaranteed by the            securities with similar, but not
                           preservation of capital.   U.S. Government, its agencies          identical, maturity ranges.
                                                      or instrumentalities ("U.S.       o    The Wells Fargo Intermediate
                                                      Government Obligations") and           Government Income Fund may invest
                                                      will maintain a dollar-weighted        up to 50% of its assets in
                                                      average maturity of 3 to 10            mortgage-backed securities, and
                                                      years.  The Fund seeks total           only up to 25% of its total assets
                                                      return consisting of interest          in asset-backed securities.  The
                                                      from underlying securities and         Brenton Intermediate U.S.
                                                      capital appreciation reflected         Government Securities Fund has no
                                                      in unrealized increases in the         express limitation on the amount of
                                                      value of portfolio securities          mortgage-backed or asset-backed
                                                      or realized from the purchase          securities that it can purchase but
                                                      and sale of securities.                currently mortgage-backed
                                                                                             securities comprise less than 25%
                                                                                             of its portfolio.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo  Intermediate  Seeks  current  income     The Fund invests  primarily in
Government Income Fund     consistent with safety     fixed and variable rate U.S.
                           of principal.              Government Obligations.  Under
                                                      normal circumstances, the Fund
                                                      invests at least 65% of its
                                                      assets in U.S. Government
                                                      Obligations and may invest up
                                                      to 35% of its total assets in
                                                      debt securities that are not
                                                      U.S. Government obligations.
                                                      The Fund has a target average
                                                      portfolio duration in a range
                                                      based on the average duration
                                                      of 5-year U.S. Treasury
                                                      securities, which generally
                                                      ranges from 4 to 10 years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Brenton U.S. Government    Seeks current income       The Fund invests in short-term    o    There are no material
Money Market Fund          consistent with            U.S. Government Obligations            differences between the two Funds
                           maintaining liquidity      which have remaining maturities        because they invest in similar
                           and stability of           of 397 calendar days (thirteen         securities with similar maturity
                           principal.                 months) or less.  The Fund may         ranges.
                                                      also invest in master demand
                                                      notes and repurchase agreements
                                                      with respect to U.S. Government
                                                      Obligations.  The
                                                      dollar-weighted average
                                                      maturity of the obligations
                                                      held by the Fund will not
                                                      exceed 90 days.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo Government     Seeks high current         The Fund invests in principally
Money Market Fund          income, while preserving   in U.S. Government Obligations
                           capital and liquidity.     or repurchase agreements
                                                      collateralized by U.S.
                                                      Government Obligations.  Under
                                                      normal market conditions, the
                                                      Fund invests at least 65% of
                                                      its total assets in such
                                                      securities.  The Fund maintains
                                                      at least 80% of its portfolio
                                                      in high-quality, short-term
                                                      obligations of domestic and
                                                      foreign issuers.  The
                                                      dollar-weighted average
                                                      maturity of the obligations
                                                      held by the Fund will not
                                                      exceed 90 days.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

Common and Specific Risk Considerations

         Because of the similarities in investment objectives and policies, the Brenton Funds and the Wells Fargo Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with the Brenton Fund and its corresponding Wells Fargo Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Brenton Fund or Wells Fargo Fund.

         Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Funds that invest in foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risks.

         Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

         Mortgage- and Asset-Backed Securities. Funds that invest in mortgage- and asset-backed securities are subject to additional risks besides interest rate and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn. In addition, the Wells Fargo Growth Fund may be subject to additional risk because, at times, the overall market or the market value stocks may outperform growth stocks.

         Brenton Value Equity Fund/Wells Fargo Growth Fund

         The principal risks associated with investing in the Brenton Value Equity Fund and the Wells Fargo Growth Fund are the risks associated with investments in equity securities as described above. In addition, the Wells Fargo Growth Fund may be subject to additional risk because, at times, the overall market or the market for value stocks may outperform growth stocks. Both the Brenton Value Equity Fund and the Wells Fargo Growth Fund may invest in foreign securities and thus, to the extent that they invest in such securities, may be subject to additional risks associated with foreign investments, including fluctuating currency rates and risks emanating from political and economic developments in foreign countries. Because the Wells Fargo Growth Fund may invest a larger portion of its assets in foreign securities (25% limit) than the Brenton Value Equity Fund (10% limit), it may be subject to a greater degree of foreign investment risk if it invests a larger percentage of its assets in foreign securities than the Brenton Value Equity Fund.

         Brenton Intermediate U.S. Government Securities Fund/
         Wells Fargo Intermediate Government Income Fund

         Both Funds invest in similar securities and have similar risks. The principal risks of investing in the Brenton Intermediate U.S. Government Securities Fund and the Wells Fargo Intermediate Government Income Fund are the risks associated with debt securities and mortgage- and asset-backed securities described above. Because the Brenton Intermediate U.S. Government Securities Fund has no express limitation on the amount of its total assets it may invest in mortgage- and asset-backed securities, the Brenton Fund may be subject to a greater degree of mortgage- and asset-backed securities risk if it ever invests a larger percentage of its assets in such securities than the Wells Fargo Intermediate Government Income Fund. The Brenton Intermediate U.S. Government Securities Fund maintains a dollar-weighted average maturity of 3 to 10 years, whereas the Wells Fargo Intermediate Government Income Fund targets a certain duration which generally results in a dollar-weighted average maturity from 4 to 10 years. As of December 31, 2000, the Wells Fargo Intermediate Government Income Fund had a dollar-weighted maturity of approximately 85 years, whereas the Brenton Intermediate U.S. Government Securities Fund, had a dollar-weighted maturity of 6.0 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has a higher potential return.

         Brenton U.S. Government Money Market Fund/
         Wells Government Money Market Fund

         Both Funds are subject to the same principal risks. Both Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that either Fund will be able to do so. Both Funds also are subject to the risks associated with debt securities. Last, because both Funds maintain portfolios with securities of short duration, each is subject to less interest rate risk than funds with portfolios of longer maturity duration. However, short-term Funds like the Brenton U.S. Government Money Market Fund and the Wells Fargo Government Money Market Fund generally do not earn as high a level of income as funds that invest in longer-term instruments.

Comparison of Shareholder Services and Procedures

         The Brenton Funds and Wells Fargo Funds have similar shareholder services and procedures. The Wells Fargo Funds, however, have a larger variety of share classes available to investors. The Brenton Funds offer one share class for the Value Equity Fund and the Intermediate U.S. Government Securities Fund. The Brenton U.S. Government Money Market Fund is available in Class M and Class S shares. The Wells Fargo Funds offer three retail classes, Class A, Class B and Class C shares. Also, the Wells Fargo Funds offer Institutional Class and Service Class shares of certain Funds, and Online shares of two Funds.

         The Brenton Funds' Value Equity Fund and Intermediate U.S. Government Securities Funds shares have a front-end load or sales charge. This front-end load is waived for certain investors, including trust clients of Brenton Bank. The Brenton U.S. Government Money Market Fund does not have a front-end load or sales charge. All Brenton Equity Value Fund and Intermediate U.S. Government Securities Fund shareholders will receive shares of the Institutional Class of the corresponding Wells Fargo Fund. Shareholders of the Brenton U.S. Government Money Market Fund shares will receive Service Class shares of the Wells Fargo Government Money Market Fund. The Wells Fargo Funds do not charge a sales load on Institutional Class or Service Class shares.

         All former shareholders of the Brenton Equity Value Fund and the Brenton Intermediate U.S. Government Securities Fund will be permitted to make additional investments in Institutional Class shares of any Fund in the Wells Fargo Fund family that offers Institutional Class shares whether or not they would otherwise qualify. Similarly, all shareholders of the Brenton U.S. Government Money Market Fund will be permitted to make additional investments in Service Class shares of any Fund in the Wells Fargo Fund family that offers Service Class shares whether or not they would otherwise qualify. Therefore, a retail shareholder who currently pays a sales charge may not need to pay a sales charge when purchasing Wells Fargo Fund shares after the merger. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, and reductions of deferred sales charges over time, see the Funds' prospectuses. The Reorganization will not trigger any sales charges for shareholders.

         Each Brenton Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares. The Brenton Value Equity Fund, Intermediate U.S. Government Securities Fund and U.S. Government Money Market Fund Class M shares, each have a distribution fee of 0.50%. The Brenton Funds have no shareholder servicing fee. The Institutional and Service classes of the Wells Fargo Funds impacted by this reorganization (the Wells Fargo Growth Fund, the Wells Fargo Intermediate Government Income Fund and the Wells Fargo Government Money Market Fund) do not charge distribution fees or shareholder servicing fees.

         The Brenton Funds and Wells Fargo Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The Wells Fargo Funds and Brenton Funds generally permit exchanges between like share classes of all their funds. For both the Brenton Funds and the Wells Fargo Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Brenton Funds and the Wells Fargo Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Brenton Fund holdings, it will automatically be carried over to the Wells Fargo Funds.

         Both the Brenton Funds and the Wells Fargo Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Brenton Funds and the Wells Fargo Funds.


------------------------------------------------------------ ------------------------------- -------------------------
NAME OF FUND                                                 FREQUENCY DECLARED              FREQUENCY PAID
------------------------------------------------------------ ------------------------------- -------------------------
------------------------------------------------------------ ------------------------------- -------------------------
Brenton Value Equity Fund                                    quarterly                       quarterly
Wells Fargo Growth Fund                                      annually                        annually
------------------------------------------------------------ ------------------------------- -------------------------
------------------------------------------------------------ ------------------------------- -------------------------
Brenton Intermediate U.S. Government Securities Fund         monthly                         monthly
Wells Fargo Intermediate Government Income Fund              monthly                         monthly
------------------------------------------------------------ ------------------------------- -------------------------
Brenton U.S. Government Money Market Fund                    daily                           daily
Wells Fargo Government Money Market Fund                     daily                           monthly
------------------------------------------------------------ ------------------------------- -------------------------

Both the Brenton Funds and the Wells Fargo Funds offer a choice between automatically reinvesting dividends in additional shares and receiving the distribution by check.

         The Brenton Funds'  prospectus and the Wells Fargo Funds'  prospectuses
and  SAIs  contain  more  detailed   discussions  of  shareholder  services  and
procedures.

Comparison of Investment Advisors and Investment Advisory Fees

         Wells Fargo Funds Management is expected to assume investment advisory responsibilities for the Wells Fargo Growth, Intermediate Government Income and Government Money Market Funds on or about March 1, 2001. The Fund's advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for day-to-day portfolio management of the Wells Fargo Funds. Prior to March 1, 2001, Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, served as the investment advisor to all of the Wells Fargo Funds. Wells Fargo Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. To accomplish this purpose, the mutual fund activities and personnel of Wells Fargo Bank were spun-off to Wells Fargo Funds Management. Wells Fargo Funds Management through the former personnel of Wells Fargo Bank has substantial experience managing mutual funds. Wells Fargo Funds Management and Wells Fargo Bank are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of December 31, 2000, Wells Fargo Bank and its affiliates provided advisory services for over $129 billion in assets. Brenton Bank, which is now an indirect wholly-owned subsidiary of Wells Fargo & Company is currently the investment advisor to each of the Brenton Funds.
         The following chart highlights the annual rate of investment advisory fees paid by each Brenton Fund and Wells Fargo Fund as a percentage of average net assets.


       ------------------------------------------------------------------- -------------------------------------
                                                                                ADVISORY FEE (CONTRACTUAL)
                                      FUND
       ------------------------------------------------------------------- -------------------------------------
       Brenton Value Equity Fund                                             0-$25 million            0.74%
                                                                             > $25 million             0.60%
       ------------------------------------------------------------------- -------------------------------------
       Wells Fargo Growth Fund                                                                         0.75%
       ------------------------------------------------------------------- -------------------------------------
       Brenton Intermediate U.S. Government Securities Fund                  0-$25 million             0.50%
                                                                             > $25 million             0.30%
       ------------------------------------------------------------------- -------------------------------------
       Wells Fargo Intermediate Government Income Fund                                                 0.50%
       ------------------------------------------------------------------- -------------------------------------
       Brenton U.S. Government Money Market Fund                             0-$250 million            0.40%
                                                                             > $250 million            0.30%
       ------------------------------------------------------------------- -------------------------------------
       Wells Fargo Government Money Market Fund                                                        0.35%
       ------------------------------------------------------------------- -------------------------------------

         Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Wells Fargo Funds. As of December 31, 2000, WCM provided advisory services for over $86 billion in assets. The Brenton Funds have no sub-advisor.

Comparison of Other Principal Service Providers

         The following is a list of principal service providers for the Brenton Funds and the Wells Fargo Funds:


--------------------------------- -------------------------------------------------------------------------------------
                                                                   SERVICE PROVIDERS
--------------------------------- -------------------------------------------------------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
SERVICE                                          BRENTON FUNDS                            WELLS FARGO FUNDS
--------------------------------- --------------------------------------------- ---------------------------------------
Investment Advisor                Brenton Bank                                  Wells Fargo Funds Management
                                  2840 Ingersoll                                525 Market Street
                                  Des Moines, Iowa 50312                        San Francisco, CA 94120
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Sub-advisor                       None                                          WCM
                                                                                525 Market Street
                                                                                San Francisco, CA 94120
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Distributor                       BISYS Fund Services Limited Partnership       Stephens Inc.
                                  3435 Stelzer Road                             111 Center Street
                                  Columbus, Ohio  43219                         Little Rock, AR 72201
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Administrator                     BISYS Fund Services Ohio, Inc.                Wells Fargo Funds Management
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Custodian                         Brenton Bank                                  Wells Fargo Bank Minnesota, N.A.
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Fund Accountant                   BISYS Fund Services Ohio, Inc.                Forum Accounting Services, LLC
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Transfer Agent and Dividend       BISYS Fund Services Ohio, Inc.                Boston Financial Data Services, Inc.
Disbursing Agent
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Independent Auditors              Ernst & Young LLP                             KPMG LLP
--------------------------------- --------------------------------------------- ---------------------------------------

   Comparison of Business Structures

         Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that funds must follow. The Brenton Funds are organized as series of a Massachusetts business trust, whereas the Wells Fargo Funds are series of a Delaware business trust. This difference will not significantly affect the operation of your Fund or change the responsibilities, powers or the fiduciary duty of the Wells Fargo Funds' Board of Trustees.

         Under both Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Trust Instrument or Declaration of Trust. The Wells Fargo Funds' Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, Wells Fargo Fund shareholders may have more limited voting rights than the shareholders of the Brenton Funds. In this regard, the Coventry Group's Declaration of Trust permits shareholders to vote on amendments to the Trust Instrument that would adversely affect shareholders' rights. The Wells Fargo Funds' Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. Similarly, the Coventry Group's Declaration of Trust gives shareholders the express right to vote on certain mergers and reorganizations, and requires the affirmative vote of a majority of the outstanding shares. Wells Fargo Fund shareholders have the right to vote for reorganizations only if expressly required under the federal securities laws.

Terms of the Reorganization

         At the effective time of the Reorganization, each Wells Fargo Fund will acquire all of the assets, and assume all of the liabilities, of the corresponding Brenton Fund shown in the table below in exchange for shares of the corresponding class of the Wells Fargo Fund.

------------------------------------------------------ --------------------------------------------------------
                    BRENTON FUNDS                                         WELLS FARGO FUNDS
------------------------------------------------------ --------------------------------------------------------
                  Value Equity Fund                               Growth Fund (Institutional Class)
------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------ --------------------------------------------------------
    Intermediate U.S. Government Securities Fund        Intermediate Government Income (Institutional Class)
------------------------------------------------------ --------------------------------------------------------
------------------------------------------------------ --------------------------------------------------------
       U.S. Government Money Market (Class M)               Government Money Market Fund (Service Class)
------------------------------------------------------ --------------------------------------------------------


         Each Wells Fargo Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Brenton Fund by the net asset value of one share of the Wells Fargo Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Brenton Funds' assets and the net asset value of a share of the Wells Fargo Funds. To determine the valuation of the assets transferred by each Brenton Fund and the number of shares of each Wells Fargo Fund to be transferred, the parties will use the standard valuation methods used by the Wells Fargo Funds in determining daily net asset values, which do not differ materially from the standard methods used by the Brenton Funds. The valuation will occur on the closing date of the Reorganization, which is expected to be on or about April 20, 2001, and will be done at the time of day the Brenton Funds and Wells Fargo Funds ordinarily calculate their net asset value.

         Each Brenton Fund will distribute the Wells Fargo Fund shares received in the Reorganization to its shareholders in liquidation of the Brenton Fund. Through this process, shareholders of record of each Brenton Fund will be credited with shares of the corresponding Wells Fargo Fund having a value equal to the Brenton Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Brenton Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

         The parties may terminate the Reorganization plan by mutual consent and each party has the right to unilaterally terminate the Reorganization plan under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Brenton Funds and Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will not be taxable for federal income tax purposes for the Brenton Funds, the Wells Fargo Funds or the Brenton Funds' shareholders. Other material conditions include the receipt of legal opinions regarding the Brenton Funds, the Wells Fargo Funds and the Reorganization. Last, the closing is conditioned upon both the Brenton Funds and Wells Fargo Funds receiving the necessary documents to transfer the assets and liabilities of each Brenton Fund to its corresponding Wells Fargo Fund, and to transfer the Wells Fargo Fund shares back to its corresponding Brenton Fund in exchange for the assets received.

Board Consideration of the Reorganization

         The Trustees of the Brenton Funds were first advised of the proposed Reorganization of the Brenton Funds into the Wells Fargo Funds at the regular quarterly meeting of the Trustees held on August 16, 2000. During this meeting the Brenton Funds' Board requested additional written materials concerning the Wells Fargo Funds and the proposed Reorganization to be presented at the scheduled November 16, 2000 meeting.

         As requested at the November 16, 2000, regular quarterly meeting of the Trustees, Wells Fargo and Brenton Bank provided additional written materials on the proposed Reorganization to the Brenton Funds' Board. Those materials included information on the investment objectives and the strategies of the Wells Fargo Funds, comparative operating expense ratio and performance information, a description of the service providers and marketing plans for the Wells Fargo Funds, and an analysis of the projected benefits to Brenton Fund shareholders from the proposed Reorganization. After discussing and considering these materials, the Brenton Funds' Board unanimously approved the Reorganization plan and determined that the Reorganization of the Brenton Funds into the Wells Fargo Funds would be in the best interests of each Brenton Fund and its shareholders. The Brenton Funds' Board further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Brenton Funds' Board unanimously recommends approval of the Reorganization for the following reasons:

o        GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

         Investors in the Wells Fargo Funds family will enjoy a wide array of investment options and strategies. The Wells Fargo Funds family consists of more than 65 mutual funds, including over 20 different equity funds, 12 asset allocation and balanced funds, 11 tax-free funds, 8 income funds and 14 money market funds. Currently, the Brenton Funds family has three funds, of which one is an equity fund, one is a government securities income fund and one is a government money market fund.

         This broader range of investment options will permit an investor in the Wells Fargo Funds family to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges across the entire spectrum of Wells Fargo Funds. The Wells Fargo Funds family also employs seven different sub-advisors to provide specialized expertise with respect to certain investment styles and market segments, including international, index, small cap, mid cap and large cap styles and domestic and foreign technology companies. Thus, if the Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

o        TAX-FREE CONVERSION OF BRENTON FUND SHARES

         If you were to redeem your investment in the Brenton Funds to invest in the Wells Fargo Funds or another investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Brenton Funds will result in your investment being transferred to the corresponding Wells Fargo Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis and holding period for your Wells Fargo Fund shares as you had for your Brenton Fund shares for federal income tax purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

o        MARKET PRESENCE

         The Reorganization has the potential for the former shareholders of the Brenton Funds to achieve greater investment leverage and market presence. As of November 31, 2000, the Wells Fargo Fund family had approximately $67 billion in assets, and was the 24th largest mutual fund family in the United States. Fund investment opportunities for a mutual fund or a fund family tend to increase as fund or fund family assets increase by giving fund portfolio managers broader investment opportunities and lower trading costs.

o        IMPROVED OPERATING EFFICIENCIES

         The Wells Fargo Funds have the potential to operate more efficiently than the Brenton Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs as a percentage of fund assets, such as legal, compliance and the board of trustee expenses. The Reorganization also has the potential to achieve efficiencies by eliminating the need for two sets of service providers, compliance systems and boards of trustees.

o        ENHANCED VIABILITY

         The combined Brenton and Wells Fargo Funds will be more viable due to the larger asset size and the multiple channels of distribution. Shares of the Wells Fargo Funds are sold through 32 organizations affiliated with Wells Fargo & Company and through 288 third-party organizations. As a result of those relationships, sales of new shares of the Wells Fargo Funds are significantly higher than sales of new shares of the Brenton Funds. The multiple distribution channels available to the Wells Fargo Funds should enhance the market presence and facilitate the operating efficiencies described above.

o        COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

         As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Wells Fargo Fund and Brenton Fund have compatible investment objectives and strategies, although the phrasing of the investment objective(s) differ slightly. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Wells Fargo Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment.

o        EXPENSES OF THE REORGANIZATION

         Well Fargo Bank has agreed to pay all of the expenses of the Reorganization so shareholders of the Brenton Funds and Wells Fargo Funds will not bear these costs.

Performance

         The following table shows the average annual total returns of the Brenton Funds and Wells Fargo Funds for 1, 5 and 10 years (or, if less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Wells Fargo Funds' prospectuses accompanying this statement or your Brenton Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges.



----------------------------------------------------------------- ------------ ------------ -------------- ---------------
AVERAGE ANNUAL TOTAL RETURN                                                                                    SINCE
AS OF  SEPTEMBER 30, 2000                                           1 YEAR       5 YEARS      10 YEARS       INCEPTION
(INCEPTION DATE OF FUND)
----------------------------------------------------------------- ------------ ------------ -------------- ---------------
Brenton Value Equity Fund  (8/9/94)                                13.23        17.97          N/A            18.64
Wells Fargo Growth Fund (Institutional Class)2                     14.55%       18.12%         16.34%         N/A
----------------------------------------------------------------- ------------ ------------ -------------- ---------------
----------------------------------------------------------------- ------------ ------------ -------------- ---------------
Brenton U.S. Government Securities Fund (8/9/94)                   5.16         5.05           N/A            5.63
Wells Fargo Intermediate Government Income Fund (Institutional
Class)3                                                            6.18%        5.78%          6.50%          N/A
----------------------------------------------------------------- ------------ ------------ -------------- ---------------
Brenton U.S. Government Money Market Fund (8/9/94)                 5.24         4.78           N/A            4.79
Wells Fargo Government Money Market Fund                           5.67%        5.62%          4.78           N/A
(Service Class)
----------------------------------------------------------------- ------------ ------------ -------------- ---------------
-----------------------

1 The performance history is from inception date, which is next to the fund's name, because the fund is not old enough to have a 10-year history.

2 The Institutional Class shares of the Wells Fargo Growth Fund commenced operations on September 6, 1996. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on August 2, 1990) adjusted to reflect the fees and expenses of the Institutional Class shares.

3    The Institutional  Class shares of the Wells Fargo Intermediate  Government
     Income Fund commenced operations on November 11, 1994. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class.
     The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.


Material Federal Income Tax Consequences and Federal Income Tax Opinions

         The following discussion summarizes the mateial federal income tax consequences of the Reorganization that are applicable to Brenton Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Brenton Fund shareholder's tax treatment may vary depending upon his or her particular situation.

         Neither the Brenton Funds nor the Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Brenton Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the merger to the Brenton Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         The obligation of the Brenton Funds and the Wells Fargo Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Brenton Fund and the corresponding Wells Fargo Fund will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that a Brenton Fund and corresponding Wells Fargo Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and a Brenton Fund and the corresponding Wells Fargo Fund are so treated:

         o        Neither a Brenton Fund nor the corresponding  Wells Fargo Fund
                  will   recognize   any  gain  or  loss  as  a  result  of  the
                  Reorganization.

         o A Brenton Fund shareholder will not recognize any gain or loss as a result of the receipt of Wells Fargo Fund shares in exchange for such shareholder's Wells Fargo Fund shares pursuant to the Reorganization.

         o A Brenton Fund shareholder's aggregate tax basis in Wells Fargo Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Brenton Fund shares held immediately before the Reorganization.

         o A Brenton Fund shareholder's holding period for the Wells Fargo Fund shares received pursuant to the Reorganization will include the period during which the Brenton Fund shares have been held.

         The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Brenton Funds and the Wells Fargo Funds, including representations in certificates to be delivered by the management of each of the Brenton Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

         Regardless of whether the acquisition of the assets and liabilities of a Brenton Fund by a corresponding Wells Fargo Fund qualifies as a tax-free reorganization as described above, the sale of securities by a Brenton Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Brenton Funds' shareholders.

         Since its formation, each of the Brenton Funds and Wells Fargo Funds believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Brenton Funds and Wells Fargo Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

         All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Wells Fargo Bank.

         PROPOSAL 2:       APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENT

         Summary

         At the meeting, shareholders also will be asked to consider and vote on an interim advisory agreement between Brenton Bank and each Brenton Fund covering the period from December 1, 2000 until the closing of the Reorganization. We refer to this agreement as the Interim Advisory Agreement. If the shareholders of any Brenton Fund do not approve the Reorganization, the Interim Advisory Agreement will not terminate with respect to that Fund at the closing of the Reorganization, and will become the advisory agreement for any such Brenton Fund.

         On December 1, 2000, Brenton Banks, Inc., the parent company of Brenton Bank, was acquired by Wells Fargo & Company in the Acquisition. Under the federal securities laws, the Acquisition terminated the existing advisory agreement between Brenton Bank and each Brenton Fund. Generally an advisory agreement must be approved by a majority of the outstanding shares of a fund (as defined under the federal securities laws). However, there is an SEC rule that permits a fund board to approve an interim advisory agreement in anticipation of a transaction that will terminate an existing advisory agreement, provided that certain conditions are met. One of the conditions is that all fees must be paid into an escrow account unless shareholders approve the interim agreement within 150 days of the termination of the previous agreement.

         In anticipation of the termination of the advisory agreement between each Brenton Fund and Brenton Bank, the Brenton Funds' Board approved an Interim Advisory Agreement between Brenton Bank and each Brenton Fund. The terms of the Interim Advisory Agreement with each Brenton Fund are substantially identical to the terms of the advisory agreement dated August 8, 1994 between Brenton Bank and each Brenton Fund that was in effect immediately before the Acquisition and approved by each Brenton Fund's initial shareholder on August 8, 1994 . We refer to the advisory agreement in effect between Brenton Bank and each Brenton Fund as the Prior Advisory Agreement. The Brenton Funds' Board most recently reapproved the Prior Advisory Agreement at a meeting on February 17, 2000. The only differences between the Interim Advisory Agreement and the Prior Advisory Agreement are those differences mandated by the SEC rule permitting interim advisory arrangements and the dates in the agreements. The differences between the agreements relates to the term of the agreements and a provision in the Interim Advisory Agreement permitting the Brenton Funds' Board or shareholders of a Brenton Fund to terminate the interim agreement on ten days' notice. Thus, unless otherwise specified, a description of the Prior Advisory Agreement also describes the Interim Advisory Agreement. The material provisions of the Prior Advisory Agreement are described below in the section entitled "Terms of the Interim Advisory Agreement and the Prior Advisory Agreement."

         At the time of the Reorganization, each Well Fargo Fund will have an existing advisory agreement with Wells Fargo Fund's Management. Thus, each Brenton Fund needs an Interim Advisory Agreement to cover only the period from December 1, 2000 through the closing date of the Reorganization. Accordingly, shareholders of each Brenton Fund are being asked to approve an Interim Advisory Agreement between the Brenton Fund and Brenton Bank, the current advisor to each Brenton Fund.

       Terms of the Interim Advisory Agreement and the Prior Advisory Agreement

         The Prior Advisory Agreement provided that in exchange for providing advisory services, Brenton Bank was entitled to receive fees based on the average daily assets of the respective Brenton Fund. The chart below details the advisory fees payable under the Prior Advisory Agreement, including the aggregate advisory fees paid by each of the Brenton Funds in the last fiscal year.



       --------------------------------- ---------------------- ------------------------------- ----------------------
       Name of Fund                      Net Assets under       Break                           Aggregate Fees Paid
                                         Management as of       Advisory Fee                    in Last Fiscal Year
                                         December 31, 2000      Point
       --------------------------------- ---------------------- ------------------------------- ----------------------
       --------------------------------- ---------------------- ------------------------------- ----------------------
       Brenton Equity Value Fund         $49,257,778            0-  $25 million                 $375,675
                                                                0.74%
                                                                >   $25 million
                                                                0.60%
       --------------------------------- ---------------------- ------------------------------- ----------------------
       --------------------------------- ---------------------- ------------------------------- ----------------------
       Brenton Intermediate U.S.         $23,369,871            0-  $25 million                 $127,168
       Government Securities Fund                               0.50%
                                                                >   $25 million
                                                                0.30%
       --------------------------------- ---------------------- ------------------------------- ----------------------
       --------------------------------- ---------------------- ------------------------------- ----------------------
       Brenton U.S. Government Money     $39,455,859            0-$250 million                  $198,058
       Market Fund                                              0.40%
                                                                > $250 million
                                                                0.30%
       --------------------------------- ---------------------- ------------------------------- ----------------------

         As stated before, under the Interim Advisory Agreement, the contractual advisory fees are the same as those under the Prior Advisory Agreement and listed in the chart above.

         Brenton Bank also serves as custodian to the Brenton Funds. The Brenton Funds made payments to Brenton Bank for providing custody services for the last fiscal year in the amounts specified in the chart below.

       ----------------------------------------------------------------- --------------------------------
       Name of Fund                                                      Aggregate Amount Paid
       ----------------------------------------------------------------- --------------------------------
       ----------------------------------------------------------------- --------------------------------
       Brenton Equity Value Fund                                         $11,973
       ----------------------------------------------------------------- --------------------------------
       ----------------------------------------------------------------- --------------------------------
       Brenton Intermediate U.S. Government Securities Fund              $  5,541
       ----------------------------------------------------------------- --------------------------------
       ----------------------------------------------------------------- --------------------------------
       Brenton U.S. Government Money Market Fund                         $16,239
       ----------------------------------------------------------------- --------------------------------

Other than the payments referenced above, the Brenton Funds did not make any other payments to Brenton Bank or any other entity affiliated with Brenton Bank.

         No officer or Trustee of the Brenton Fund is affiliated with Brenton Bank. No Officer or Trustee of the Brenton Funds has any material interest in Brenton Bank or any affiliated entity, or in any material transaction in which Brenton Bank or one of its affiliates is a party.

         For more information on Brenton Bank, including its officers and directors and significant shareholders, see Exhibit C.

Proposal 2:  Approval by the Board of Trustees of the Brenton Funds

         As described above, the Prior Advisory Agreement between Brenton Bank and the Brenton Funds terminated on December 1, 2000. In anticipation of that termination, and to ensure continuity of the advisory services provided to the Brenton Funds, on November 16, 2000 the Brenton Funds' Board approved the Interim Advisory Agreement between Brenton Bank and each Brenton Fund.

         In considering whether to approve the Interim Advisory Agreement and whether to submit the agreement to shareholders for approval, the Brenton Funds' Board considered the following factors: (1) Brenton Bank's representations that it would provide investment advisory and other services to the Brenton Funds of a scope and quality at least equal to the scope and quality of services provided under the Prior Advisory Agreement; (2) the substantially identical terms and conditions contained in the Interim Advisory Agreement as compared to the Prior Advisory Agreement; and (3) the assurances provided to the Brenton Funds' Board that the Brenton Funds would receive during the interim period the same investment advisory services, provided in the same manner, as they received under the Prior Advisory Agreement.

Information on Voting

         This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Brenton Funds' Board to solicit your vote for two proposals at a meeting of shareholders, which we refer to as the Meeting. The Meeting will be held at the offices of BISYS Fund Services located at 3435 Stelzer Road, Columbus, Ohio 43219 on April 6, 2001 at 2 p.m. (Eastern Time).

         You may vote in one of three ways. You may complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States). You may vote on the Internet by going to http://www.proxyvote.com and following the instructions. Last, you also can call the toll-free number printed on your proxy ballot. To vote via the Internet or telephone you will need the "control number" that appears on your proxy card.

         You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to the appropriate Brenton Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.


         Only shareholders of record on January 22, 2001 are entitled to notice of and to vote at the Meeting. Each share held as of the close of business on January 22, 2001 is entitled to one vote. For each Brenton Fund, the presence in person or by proxy of a majority of the outstanding shares of each Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business, except voting for adjournment. In the absence of a quorum, a majority of the outstanding shares entitled to vote present in person or by proxy may adjourn the meeting until a quorum is present. Approval of the Reorganization by any Brenton Fund requires the vote of a majority of the outstanding shares of the Fund. Approval of the Interim Investment Advisory Agreement by any Brenton Fund requires approval by the lesser of (1) 67% or more of the Fund's voting shares of a Fund at the meeting, if holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

         The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

* votes cast "for" approval of the proposal to determine whether sufficient affirmative votes have been cast;

* abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

         Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

         The Brenton Funds' Board knows of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

         In addition to the solicitation of proxies by mail or expedited delivery service, the Brenton Funds' Board, and employees and agents of Wells Fargo & Company and Brenton Bank and their affiliates may solicit proxies by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

         The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Brenton Funds, (ii) the current capitalization of the Wells Fargo Funds, and (iii) the pro forma capitalization of the Wells Fargo Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.

----------------------------------------------------------- ----------------------- ------------------ ------------------
                                                                                                       NET ASSET VALUE
BRENTON VALUE EQUITY FUND/                                  TOTAL                   SHARES             PER SHARE
WELL FARGO GROWTH FUND                                      NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Brenton Value Equity Fund                                   $50,775,352             2,732,972          18.58
Wells Fargo Growth Fund                                     $47,487,965             1,955,554          24.28
    Institutional Class
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Growth Fund                           $98,263,317             4,688,526          20.96
(as of 12/5/00)
    Institutional Class
----------------------------------------------------------- ----------------------- ------------------ ------------------


------------------------------------------------------------- -------------------- ------------------- ------------------

BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND/
WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                                                        NET ASSET VALUE
                                                              TOTAL                SHARES OUTSTANDING  PER SHARE
                                                              NET ASSETS
------------------------------------------------------------- -------------------- ------------------- ------------------
Brenton Intermediate U.S. Government Securities Fund                $23,139,929           2,310,727    10.1
------------------------------------------------------------- -------------------- ------------------- ------------------
Wells Fargo Intermediate Government Income Fund                    $393,496,038          35,791,855    10.99
    Institutional Class
------------------------------------------------------------- -------------------- ------------------- ------------------
------------------------------------------------------------- -------------------- ------------------- ------------------
Pro Forma Wells Fargo Intermediate Government Income Fund          $416,635,967          38,102,582    10.93
(as of 12/5/00)
    Institutional Class
------------------------------------------------------------- -------------------- ------------------- ------------------



----------------------------------------------------------- ----------------------- ------------------ ------------------
BRENTON U.S. GOVERNMENT MONEY MARKET FUND /
WELLS FARGO GOVERNMENT MONEY MARKET FUND                                                               NET ASSET VALUE
                                                            TOTAL                   SHARES             PER SHARE
                                                            NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Brenton U.S. Government Money Market Fund                            $40,146,484         40,147,893    1.00
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo Government Money Market Fund                          $3,141,167,946      3,141,531,820    1.00
    Service Class
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Government Money Market Fund (as of         $3,190,705,358      3,191,070,811    1.00
12/5/00)
    Service Class
----------------------------------------------------------- ----------------------- ------------------ ------------------

Outstanding Shares

         As of January 22, 2001, each Brenton Fund and its corresponding Wells Fargo Fund had the following numbers of shares outstanding:

----------------------------------- ------------------ ------------------------------ -----------------------------
          BRENTON FUNDS             NUMBER OF SHARES         WELLS FARGO FUND         NUMBER OF SHARES OUTSTANDING
                                       OUTSTANDING
----------------------------------- ------------------ ------------------------------ -----------------------------
----------------------------------- ------------------ ------------------------------ -----------------------------
Equity Value Fund                    2,819,577         Growth Fund                        22,917,067
----------------------------------- ------------------ ------------------------------ -----------------------------
----------------------------------- ------------------ ------------------------------ -----------------------------
Intermediate U.S. Government         2,306,948         Intermediate Government            56,829,158
Securities Fund                                        Income Fund
----------------------------------- ------------------ ------------------------------ -----------------------------
----------------------------------- ------------------ ------------------------------ -----------------------------
U.S. Government Money Market Fund   35,672,841         Government Money Market Fund   3,311,325,431
----------------------------------- ------------------ ------------------------------ -----------------------------

Interest of Certain Persons in the Transactions

 ..................To  the  knowledge  of the  Brenton  Funds and the Wells Fargo
Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any class of a Brenton Fund or a Wells Fargo Fund:

                             As of January 22, 2001

-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Fund                       Name & Address                     Class of        % of Class      % of Fund   % of Fund
                                                              Shares                                      Post
                                                              Type of                                     Closing
                                                              Ownership
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Brenton Value Equity Fund  Ingersoll & Company                Record Holder   58.74%          58.74%      6.420%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Ingersoll & Company                Record Holder   26.76%          26.76%      2.93%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Ingersoll & Company                Record Holder   6.62%           6.62%       0.72%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Brenton Bank Investment            Beneficial      12.34%          12.34%      1.35%
                           Retirement Plan                    Owner
                           Ingersoll & Company
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Sac and Fox Minors Trust IMA       Beneficial      11.62%          11.62%      1.27%
                           Equity                             Owner
                           Ingersoll & Company
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Brenton Intermediate       Ingersoll & Company                Record Holder   56.36%          56.36%      2.09%
U.S. Gov't Securities      P.O. Box 10478
Fund                       Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Ingersoll & Company                Record Holder   32.93%          32.93%      1.22%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Ingersoll & Company                Record Holder   9.90%           9.90%       0.37%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Brenton Bank Investment            Record Holder   6.57%           6.57%       0.24%
                           Retirement Plan
                           Ingersoll & Company
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Creston Farm & Home Supply         Beneficial      5.86%           5.86%       0.22%
                           Profit Sharing                     Owner
                           Ingersoll & Company
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Brenton U.S. Gov't Money   Ingersoll & Company                Record Holder   74.14%          74.14%      0.79%
Market Fund                P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Ingersoll & Company                Record Holder   5.90%           5.90%       0.06%
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Sac and Fox Minors Trust           Beneficial      5.26%           5.26%       0.06%
                           IMA Equity                         Owner
                           Ingersoll & Company
                           P.O. Box 10478
                           Des Moines, IA 50306
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Growth Fund             PFPC Brokerage Services            Class A         15.78%          11.02%      9.81%
                           FBO Wells Fargo                    Record Holder
                           211 South Gulph Road
                           King of Prussia, PA 19406-3101
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         I Class         38.68%          3.17%       2.83%
                           ValuGrowth Stock Fund I            Record Holder
                           Attn: Mutual Fund Operations
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         I Class         30.14%          2.47%       2.20%
                           ValuGrowth Stock Fund I            Record Holder
                           Attn: Mutual Fund Operations
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         I Class         21.76%          1.79%       1.59%
                           ValuGrowth Stock Fund I            Record Holder
                           Attn: Mutual Fund Operations
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Intermediate Gov't      PFPC Brokerage Services            Class A         13.73%          4.00%       3.85%
Income Fund                FBO Wells Fargo                    Record Holder
                           211 South Gulph Road
                           King of Prussia, PA 19406-3101
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           MLPF&S for the Sole Benefit of     Class C         15.77%          0.13%       0.13%
                           Customers
                           Attn: Mutual Fund Administration
                           4800 Deer Lake Drive E Flr 3
                           Jacksonville, FL 32246-6484
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dean Witter FBO Arthur J. &        Class C         10.80%          0.09%       0.09%
                           Sylvia Zanello TTEEs FBO           Record Holder
                           P.O. Box 250
                           Church Street Station
                           New York, NY 10008-0250


-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dean Witter FBO James L. Coran &   Class C         5.59%           0.05%       0.05%
                           Walter A.                          Record Holder
                           P.O. Box 250
                           Church Street Station
                           New York, NY 10008-0250
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Company                    I Class         44.56%          27.41%      26.40%
                           Interm. US Govt Fund I             Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450, NW 8477
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Company                    I Class         41.29%          25.40%      24.46%
                           Interm. US Govt Fund I             Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450, NW 8477
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Company                    I Class         13.00%          8.0%        7.70%
                           Interm. US Govt Fund I             Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450, NW 8477
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Gov't Money Market      Dean Witter FBO                    Class A         38.59%          0.77%       0.76%
Fund                       Wells Fargo Securities, Inc.       Record Holder
                           5 World Trade Center, 6th Floor
                           New York, NY 10048-0205
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Bank Minnesota, NA         Class A         48.23%          0.96%       0.95%
                           Attn: Cash Sweep Dept.             Record Holder
                           MAC N9303-11
                           608 2nd Ave. South
                           Minneapolis, MN 55479
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Investment Services        Class A         8.51%           0.17%       0.17%
                           c/o Alex O'Connor                  Record Holder
                           608 2nd Ave. S, 8th Floor MS 0130
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Boston Financial Data Services     Class B         31.43%          0.00%       0.00%
                           Stagecoach Funds Audit A/C #1      Record Holder
                           WE/Stagecoach Gov't Money Mkt
                           Fund-B
                           2 Heritage Drive, FL 2
                           North Quincy, MA 02171-2144
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Boston Financial Data Services     Class B         34.28%          0.00%       0.00%
                           Stagecoach Funds Audit A/C #2      Record Holder
                           WE/Stagecoach Gov't Money Mkt
                           Fund-B
                           2 Heritage Drive, FL 2
                           North Quincy, MA 02171-2144
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Boston Financial Data Services     Class B         34.28%          0.00%       0.00%
                           Stagecoach Funds Audit A/C #4      Record Holder
                           WE/Stagecoach Gov't Money Mkt
                           Fund-B
                           2 Heritage Drive
                           North Quincy, MA 02171-2144
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Bank Minnesota, NA         Service Class   83.94%          82.27%      81.39%
                           Attn: Cash Sweep Dep't             Record Holder
                           MAC: N9303-111
                           608 2nd Ave. S
                           Minneapolis, MN 55479
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Investment Services        Service Class   8.55%           8.38%       8.30%
                           c/o Alex O'Connor                  Record Holder
                           608 2nd Ave. S, 8th Floor, MS
                           0130
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------

         To the knowledge of the Brenton Funds and Wells Fargo Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Brenton Fund or Wells Fargo Fund:

                             As of January 22, 2001

------------------------- ---------------------------------- ------------------------ -------------- -----------------
Fund                      Name and Address                   Type of                  % of Fund      % of Fund
                                                             Ownership                               Post-Closing
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Brenton Value Equity      Ingersoll & Company                Record Holder            58.74%         6.42%
Fund                      P.O. Box 10478
                          Des Moines, IA 50306
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          Ingersoll & Company                Record Holder            26.76%         2.93%
                          P.O. Box 10478
                          Des Moines, IA 50306
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Brenton Intermediate US   Ingersoll & Company                Record Holder            56.36%         2.09%
Gov't Securities Fund     P.O. Box 10478
                          Des Moines, IA 50306
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          Ingersoll & Company                Record Holder            32.93%         1.22%
                          P.O. Box 10478
                          Des Moines, IA 50306
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Brenton U.S. Gov't        Ingersoll & Company                Record Holder            74.14%         0.79%
Money Market Fund         P.O. Box 10478
                          Des Moines, IA 50306
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
WF Intermediate Gov't     EMSEG & Company                    I Class                  27.41%         26.40%
Income Fund               Interm US Govt Fund I              Record Holder
                          c/o Mutual Fund Processing
                          P.O. Box 1450 NW 8477
                          Minneapolis, MN 55485-1450
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          EMSEG & Company                    I Class                  25.40%         24.46%
                          Interm US Govt Fund I              Record Holder
                          c/o Mutual Fund Processing
                          P.O. Box 1450 NW 8477
                          Minneapolis, MN 55485-1450
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
WF Gov't Money Market     Norwest Bank Minnesota, NA         Service Class            82.27%         81.39%
Fund                      Attn: Cash Sweep Dept              Record Holder
                          MAC: N9303-111
                          608 2nd Ave. S
                          Minneapolis, MN 55479
------------------------- ---------------------------------- ------------------------ -------------- -----------------

         In addition, as of January 22, 2001, Brenton Bank, an indirect wholly-owned subsidiary of Wells Fargo & Company, or its affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of each of the Brenton Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, Brenton Bank may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minnesota, an independent fiduciary engaged by Brenton Bank will vote the shares of the Brenton Funds that are entitled to be voted by Brenton Bank and its affiliates. As of January 22, 2001, the officers and Trustees of Coventry Group as a group owned less than 1% of each Brenton Fund. As of January 22, 2001, the officers and Trustees as a group of the Wells Fargo Funds owned less than 1% of each of the Wells Fargo Funds.

                             EXHIBIT A - FEE TABLES

         These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.


                                                                                  BRENTON VALUE             WELLS FARGO
                                                                                   EQUITY FUND              GROWTH FUND
                                                                                  (SINGLE CLASS)       (INSTITUTIONAL CLASS)

Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              4.50%                  None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              None                   None
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  From fund assets, as a percentage of average net assets)
         Management fee..................................................              0.74%                  0.75%
         Distribution (Rule 12b-1) fee...................................              0.50%[1]               0.00%
         Other expenses..................................................              0.41%                  0.27%
         Total Annual Fund Operating Expenses (Gross)....................              1.65[1]                1.02%
         Waivers.........................................................              Note 1                 0.02%
         Net Annual Fund Operating Expenses..............................              Note 1                 1.00%[2]

1. The distributor of the Brenton Value Equity Fund is currently voluntarily waiving a portion of the 12b-1 fees owed by the Fund to maintain a distribution fee of 0.05%. Thus, for the current fiscal year, the net operating expense ratio for the Brenton Equity Value Fund is expected to be 1.20%. Because this waiver may be eliminated at any time, it is not shown in the above table.

2. Other expenses are based on estimated amounts for the current fiscal year.

3. The advisor and administrator of the Wells Fargo Growth Fund has committed until at least February 1, 2002 to waive fees and/or reimburse expenses necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Growth Fund may be increased only with the approval of the Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Brenton Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                 BRENTON VALUE             WELLS FARGO
                                                                                  EQUITY FUND              GROWTH FUND
                                                                                (SINGLE CLASS)        (INSTITUTIONAL CLASS)
                One Year.............................................                 $610                      $102
                Three Year...........................................                 $947                      $323
                Five Year............................................               $1,307                      $561
                Ten Year.............................................               $2,317                    $1,246


                          EXHIBIT A - FEE TABLES (Continued)


                                                                               BRENTON INTERMEDIATE
                                                                                 U.S. GOVERNMENT          WELLS FARGO INTERMEDIATE
                                                                                 SECURITIES FUND           GOVERNMENT INCOME FUND
                                                                                  (SINGLE CLASS)           (INSTITUTIONAL CLASS)
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................     3.50%                        None
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................     None                         None
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................     0.50%                        0.50%
                Distribution (Rule 12b-1) fee...................................     0.50%[1]                     0.00%
                Other expenses..................................................     0.60%[1]                     0.29%[2]
                Total Annual Fund Operating Expenses (Gross)....................     1.60%[1]                     0.79%
                Waivers.........................................................     Note 1                       0.11%
                Net Annual Fund Operating Expenses..............................     Note 1                       0.68%3

1. The distributor and administrator of the Brenton Intermediate U.S. Government Securities Fund are voluntarily waiving a portion of the distribution and administration fees owed by the fund to maintain a net operating expense ratio of 1.01% for the current fiscal year. Because the waivers may be eliminated at any time, they are not shown in the above table.

2.   Other Expenses are based on estimated amounts for the current fiscal year.

3. The Advisor and the Administrator of the Wells Fargo Intermediate Government Income Fund has committed until at least October 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Intermediate Government Income Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:


You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Brenton Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                 BRENTON INTERMEDIATE
                                                                    U.S. GOVERNMENT         WELLS FARGO INTERMEDIATE
                                                                    SECURITIES FUND          GOVERNMENT INCOME FUND
                                                                    (SINGLE CLASS)            (INSTITUTIONAL CLASS)
         One Year.............................................         $   507                     $   69
         Three Year...........................................         $   837                     $  233
         Five Year............................................         $1,190                      $  410
         Ten Year.............................................         $2,184                      $  924



                       EXHIBIT A - FEE TABLES (Continued)

                                                                   BRENTON U.S. GOVERNMENT    WELLS FARGO GOVERNMENT
                                                                      MONEY MARKET FUND          MONEY MARKET FUND
                                                                          (CLASS M)               (SERVICE CLASS)
-                                                                         ---------               ---------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................None                          None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................None                          None
         (as a percentage of the lower of the NAV on the date
         of original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................0.40%                         0.35%
         Distribution (Rule 12b-1) fee...................................0.50%                         0.00%
         Other expenses..................................................0.66%                         0.22%[3]
         Total Annual Fund Operating Expenses (Gross)....................1.42%                         0.57%
         Waivers.........................................................0.14%[1]                      0.07%
         Net Annual Fund Operating Expenses..............................1.42%[2]                      0.50%[4]

1. The Advisor of the Brenton U.S. Government Money Market Fund has committed through at least March 31, 2001 to waive 0.14% of its advisory fee. After this time, the waiver can be eliminated at any time.

2. In addition, the Distributor and Administrator of the Brenton U.S. Government Money Market Fund are voluntarily waiving a portion of the distribution and administration fees owned by the Fund to maintain a net operating expense ratio of 0.89% for the current fiscal year. Because these waivers can be eliminated at any time, they are not shown in the above table.

3. Other Expenses are based on estimated amounts for the current fiscal year.

4. The Advisor and Administrator of the Government Money Market Fund has committed until at least August 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Fund may be increased only with the approval of the Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Brenton Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                    BRENTON U.S. GOVERNMENT     WELLS FARGO GOVERNMENT
                                                                       MONEY MARKET FUND          MONEY MARKET FUND
                                                                           (CLASS M)               (SERVICE CLASS)
         One Year.............................................            $   145                       $   51
         Three Year...........................................            $   449                       $  176
         Five Year............................................            $   776                       $  311
         Ten Year.............................................            $ 1,702                        $  707


                                    B-4
         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GROWTH FUND

Comparison of:....                                                  which will reorganize into
BRENTON VALUE EQUITY FUND                                           WELLS FARGO GROWTH FUND

Objectives:
----------------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Brenton Value Equity Fund:           o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Wells Fargo Growth Fund:             o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
Brenton  Value Equity The Brenton  Value Equity Fund, a  diversified  portfolio,
invests  primarily  in  equity   securities  of  Fund:   companies  with  market
capitalizations in excess of $500 million with strong earnings potential.
The Brenton  Value Equity Fund strives for high  over-all returns  while minimizing  risk through the selection of quality  dividend-paying equity securities.  Under normal market  conditions,  the Fund invests  substantially all, but not less than 65%,  of the value of its total  assets in  equity
securities   (common  and  preferred  stock, securities  convertible  into common stock,  warrants and rights to purchase common stock).  The Fund may invest in convertible  debentures  that are rated  within the three highest categories  by rating agency or that its advisor determines are of comparable quality.  Last, the Brenton Value  Equity  Fund  may  invest  up to 10% of its total assets in securities of foreign issuers.
---------------------- -----------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
Wells Fargo Growth The Wells Fargo Growth Fund, a diversified portfolio, invests primarily in common stocks and other Fund:  equity  securities  that have strong earnings growth and above-average prospects for future growth. The Fund's investment  advisor  focuses  its  investment strategy on larger  capitalization stocks.  Under normal market  conditions,  the Fund invests:  o at least 65% of total assets in equity  securities,  including common and preferred stocks and securities convertible into common stocks;

                       o              the majority of its total assets in issues
                                      of  companies  with market  capitalization
                                      that falls  within but  towards the higher
                                      end of,  the  range  of the  Russell  1000
                                      Index,  an index  comprised  of the  1,000
                                      largest  U.S.  companies  based  on  total
                                      market capitalization,  that is considered
                                      a mid-capitalization index (As of December
                                      31, 1999, this range was from $220 million
                                      to $604 billion.); and
                       o              up to  25%  of  total  assets  in  foreign
                                      companies   through  American   Depositary
                                      Receipts ("ADRs") and similar instruments.

---------------------- -----------------------------------------------------------------------------------------------------

------------------------------------------------------- --------------------------------------------------------------------
                                                                                Portfolio Managers
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Brenton Value Equity Fund                                                          Matt Schmitt
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Wells Fargo Growth Fund                                                            Kelli K. Hill
                                                                                   Stephen Biggs
------------------------------------------------------- --------------------------------------------------------------------

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Comparison of:                                                   which will reorganize into
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND             WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Brenton Intermediate U.S.         o       seeks total return consistent with the production of current income and the
Government Securities Fund:               preservation of capital.
--------------------------------- ----------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Wells Fargo  Intermediate         o       seeks  current  income,  consistent  with safety of principal.
Government Income Fund:
--------------------------------- ----------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------
Brenton Intermediate       Under normal market conditions, the Brenton Intermediate U.S. Government Securities Fund will:
U.S. Government            o  invest substantially all, but in no event less than 65%, of the value of its total
Securities Fund:              assets in U.S.  U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"); and

                           o  maintain a dollar  weighted  average  maturity  of three to ten years.  The  Brenton  Intermediate
                              U.S. Government Securities Fund also reserves the right to invest in corporate debt securities, mortgage-related securities,  high quality  money  market  instruments (commercial  paper, certificates of deposit and bank acceptances),  variable  amount  master demand notes, zero coupon obligations,  variable and floating rate notes,  taxable municipal bonds, leasing instruments, trust certificates and asset-backed securities.
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------
Wells Fargo Intermediate   The Wells Fargo Intermediate Government Income Fund invests primarily in fixed and variable
Government Income Fund:    rate invests in U.S. Government Obligations.  Under normal conditions, the Fund invests:
                           o        at least 65% of its total assets in U.S. Government Obligations;

                           o        up to 50% of it total assets in mortgage-backed securities, and up to 25% of its total assets in asset-backed  securities;  and

                           o        up  to  10%  of  its  total  assets  in  zero  coupon securities.

                           The Fund  targets an  average  portfolio duration in a range based on the average  duration of
                           5-year  U.S.  Treasury  securities.  As a result  the dollar-weighted   average   maturity   of  the Fund
                           generally  ranges  from four to tenyears. The Fund invests in intermediate maturity securities to manage interest  rate risk and  invests in mortgage-backed securities to enhance yield.  The Fund may not invest
                           more  than  25% of its  total  assets  in  securities issued  or   guaranteed  by any  single agency or
                           instrumentality   of  the  U.S.,   except   the  U.S. Treasury.   The  Fund  will   purchase  only those
                           securities  that are rated,  at the time of purchase, in one of the two highest  rating  categories assigned by a Nationally  Recognized  Rating  Organization,  or  if unrated,  determined  by the Fund's advisor to be of comparable  quality.  The  Fund may use  options  and other devices to manage risk and to enhance returns.
-------------------------- -----------------------------------------------------------------------------------------------

----------------------------------------------------------------- --------------------------------------------------------
                                                                                    Portfolio Managers
----------------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------
Brenton Intermediate U.S. Government Securities Fund                              Marjorie H. Grace, CFA
----------------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------------- --------------------------------------------------------
Wells Fargo Intermediate Government Income Fund                                   Marjorie H. Grace, CFA
----------------------------------------------------------------- --------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND


Comparison of:                                                                which will reorganize into
BRENTON U.S. GOVERNMENT MONEY MARKET FUND                                     WELLS FARGO GOVERNMENT MONEY MARKET FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
Brenton U.S. Government  Money     o       seeks current income consistent with maintaining liquidity and stability of
Market Fund                                principal.
---------------------------------- ---------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
Wells Fargo  Government  Money     o       seeks high  current  income,  while  preserving capital and liquidity.
Market Fund:
---------------------------------- ---------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------------------------------------
Brenton U.S. Government     The Brenton U.S. Government Money Market Fund invests in U.S. Government Obligations which
Money Market Fund:          have remaining maturities of 397 calendar days.  The Fund also may invest in master demand notes and repurchase agreements with respect to U.S. Government Obligations. The dollar-weighted average maturity  of the  obligations  held by the Fund will not exceed 90 days. During normal marketconditions, the Fund will generally acquire only U.S. Government Obligations,  the  interest  of which  isgenerally exempt from state income taxation.
--------------------------- ----------------------------------------------------------------------------------------------

--------------------------- ----------------------------------------------------------------------------------------------
Wells Fargo Government      The Wells Fargo Government Money Market Fund invests principally in  portfolio of U.S.
Money Market Fund:          Government Obligations or repurchase agreements collateralized by such obligations.   Under
                            normal market conditions, the Fund invests at least 65% of its total assets in:

                            o        U.S. Government Obligations; and

                            o        repurchase agreements collateralized by U.S. Government Obligations.
--------------------------- ----------------------------------------------------------------------------------------------

                                       C-1
                                    EXHIBIT C

                    ADDITIONAL INFORMATION ABOUT BRENTON BANK

Brenton Bank is a corporation organized under the laws of the State of Iowa. Brenton Bank was a wholly-owned subsidiary of Brenton Banks, Inc, and is now an indirect, wholly-owned subsidiary of Wells Fargo & Company. Thus, Wells Fargo & Company indirectly owns 100% of the voting securities of Brenton Bank. The principal office of Wells Fargo & Company is 420 Montgomery Street, San Francisco, CA 94163. The principal office of Brenton Bank is:

                          400 Locust Street, Suite 200
                                 Capital Square
                              Des Moines, IA 50309.

o The directors and principal executive officer of Brenton Bank and their principal occupation and addresses are listed below:


---------------------------------------- -------------------------------------- --------------------------------------
Name and address                         Title                                  Principal Occupation
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
H. Lynn Horak                            Chairman & CEO, Brenton Bank           Chairman & CEO, Wells Fargo Bank,
                                                                                Iowa, NA
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
J. Scott Johnson                         President & COO, Brenton Bank          President & COO, Wells Fargo Bank
                                                                                Iowa, NA
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Michael D. Hagedorn                      Sr. VP & CFO, Brenton Bank             Sr. VP & CFO, Wells Fargo Bank Iowa,
                                                                                NA
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Robert M. Lawler                         Sr. VP & Sr. Regional Credit Officer   Sr. VP & Sr. Regional Credit Officer
                                         Brenton Bank                           Wells Fargo Bank Iowa, NA
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Patricia Crawford                        Sr. VP & Regional Marketing            Sr. VP & Regional Marketing
                                         Director, Brenton Bank                 Director, Wells Fargo Bank Iowa, NA
---------------------------------------- -------------------------------------- --------------------------------------

1 All officers above are associated with Wells Fargo Bank Iowa, NA at the following address:

         Wells Fargo Bank Iowa, NA
         666 Walnut Street
         Des Moines, IA  50309

                                       D-3
                                    EXHIBIT D

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                        FOR EACH OF THE WELLS FARGO FUNDS


GROWTH FUND

INVESTMENT OBJECTIVE
         The Growth Fund (the Fund) seeks long-term capital appreciation

ADVISOR
         Wells Fargo Bank, N.A.

SUB-ADVISOR
         Wells Capital Management Incorporated

FUND MANAGERS
         Kelli Hill
         Stephen Biggs

INCEPTION DATE
         08/02/90

PERFORMANCE HIGHLIGHTS

         The Fund's Class A shares returned 14.40%1 for the one-year period ended September 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index,2 which returned 13.28% during the period. The Fund's Class A shares distributed no dividend income and $3.05 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

         Technology stocks were a main factor driving the Fund's outperformance relative to the S&P 500 Index over the fiscal year. Enterprise and network storage stocks such as Veritas and EMC Corporation were clear winners as the demand for storage, driven by the Internet, continued to be very robust. Optical networking stocks such as Nortel Networks, Cisco Systems and Uniphase also performed very well through the year.

         In utilities, AES Corporation was another standout; it benefited as the demand for electrical power exceeded the supply. Even though there has been much concern regarding consumer spending over the year, Kohls Department Store was a great contributor to the Fund's performance.

STRATEGIC OUTLOOK

         The Fund's managers anticipate a stable-to-lower interest rate environment through at least the fourth quarter of 2000. As a result, the market is expected to improve in late 2000 and 2001, especially if the euro also stabilizes and the price of oil reaches equilibrium. This scenario should allow investors to regain confidence in large cap growth stocks. The Fund's managers also believe that the high-growth sectors, such as technology and telecommunications, would also benefit.

AVERAGE ANNUAL TOTAL RETURN1 (%) (as of September 30, 2000)


                                         Excluding Sales Charge                      Including Sales Charge
                               ------------------------------------------- -------------------------------------------
                               6-Month*      1-Year    5-Year    10-Year   6-Month*      1-Year    5-Year    10-Year
Class A                          (4.04)      14.40     18.06      16.31      (9.55)       7.84     16.66      15.62
Class B                          (4.43)      13.48     17.21      15.56      (9.21)       8.53     16.99      15.56
Institutional Class              (3.98)      14.55     18.12      16.34
Benchmark
     S&P 500 Index               (3.60)      13.28     21.69      19.44
*  Returns for periods less than one year are not annualized.

CHARACTERISTICS                                                TEN LARGEST EQUITY HOLDINGS3
(as of September 30, 2000)                                     (as of September 30, 2000)
-------------------------------------------------------------- -------------------------------------------------------
Beta*                                            0.97          General Electric Company                         5.18%
Price to Earnings Ratio (trailing 12 mo.)         38.7%        Cisco Systems Incorporated                       4.47%
Price to Book Ratio                               7.44%        Citigroup Incorporated                           3.43%
Median Market Cap. ($B)                            48.4        EMC Corporation                                  3.15%
Number of Holdings                                   93        American International Group                     3.10%
Portfolio Turnover                                  51%        Nortel Networks Corporation                      3.01%
* A measure of the Fund's sensitivity to market movements.     AES Corporation                                  2.88%
The benchmark beta is 1.00 by definition
                                                               Microsoft Corporation                            2.81%
                                                               Pfzer Incorporation                              2.40%
                                                               Intel Corporation                                2.39%


SECTOR DISTRIBUTION4
(as of September 30, 2000)                                   GROWTH OF $10,000 INVESTMENT5
------------------------------------------------------------ ---------------------------------------------------------
Technology                                (35%)              Wells Fargo Growth Fund-Class A
Financial                                 (18%)              S&P 500 Index
Health Care                                (9%)              Wells Fargo Growth Fund-Institutional Class
Consumer Cyclical                          (7%)
Energy                                     (7%)              See Chart.
Consumer Non-Cyclical                      (6%)
Consumer Services                          (4%)
Telecommunications                         (4%)
Industrials                                (3%)
Utilities                                  (3%)
Commercial Services                        (2%)
Basic Materials                            (2%)

1 [Figures quoted represent past performance, which is no guarantee of future results.] Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for period prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Capital I investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period Institutional Class shares are sold without sales charges.

2 The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The fund is a professionally managed mutual fund. You cannot invest directly in an index.

3 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4  Portfolio holdings are subject to change.
5 The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The
chart   assumes   a hypothetical investment of $10,000  in Class A and
Institutional Class   shares  and reflects all operating  expenses and,  for
Class  A shares, assumes the maximum initial sales   charge   of 5.75%.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
     The Wells Fargo Intermediate Government Income Fund (the "Fund") seeks current income consistent with safety of principal.

ADVISOR
     Wells Fargo Bank, N.A.

SUB-ADVISOR
     Wells Capital Management Incorporated

FUND MANAGER
     Marjorie Grace, CFA (since 1/96)

INCEPTION DATE
     12/31/82

PERFORMANCE HIGHLIGHTS
     The Fund's Class A shares returned 1.92%1 for the 12-month period ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, Lehman Brothers Intermediate U.S. Government Index,2 which returned 3.00% for the period. The Fund's Class A shares distributed $0.68 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The period was a challenging time for most bond market investors. With the economy growing faster than expected, the Federal Reserve Board (the Fed) raised short-term interest rates on six occasions to moderate growth. During this time, the yield on the five-year U.S. Treasury note--a good proxy for the Fund--increased 0.94%. At the same time, mortgage-backed securities underperformed U.S. Treasuries, causing yields to increase much more than U.S. Treasury securities. In contrast, the Fund's portfolio of intermediate- and long-term government bonds fared well, as the U.S. Treasury Department's decision to reduce the supply of 30-year U.S. Treasuries contributed to a strong demand for these bonds.

     The Fund's portfolio was restructured during the first quarter to reduce exposure to poorly performing sectors and to capitalize on favorable trends within other bond sectors. For example, the Fund reduced its holdings of mortgage-backed securities from 28% to 25%, with proceeds invested in agency notes. The Fund also maintained a "barbell" structure, with assets invested in short- and long-term bonds and fewer intermediate-term bonds. In the U.S. Treasury sector, this structure was beneficial in light of an inverted yield curve.

STRATEGIC OUTLOOK
         The Fund maintains a slightly longer maturity positioning to reflect positive sentiment in the bond market. The Fund also will continue to employ its current barbell strategy until the Fed begins to ease interest rates.

AVERAGE ANNUAL TOTAL RETURN1 (%) (as of May 31, 2000)


                                      Excluding Sales Charge                         Including Sales Charge
                          ------------------------------------------------ -------------------------------------------
                          Year-To-Date*      1-Year    5-Year    10-Year      1-Year         5-Year        10-Year
Class A                         1.81          1.92      5.18      6.32        (2.67)          4.22          5.83
Class B                         1.41          1.06      4.39      5.53        (3.71)          4.09          5.53
Class C                         1.51          1.07      4.39      5.53         0.12           4.39          5.53
Institutional Class             1.92          1.94      5.20      6.33
Benchmark
Lehman Brothers                 1.87          3.00      5.62      7.13
Intermediate Government
Index
*  Returns for periods less than one year are not annualized.

CHARACTERISTICS (as of May 31, 2000)                              GROWTH OF $10,000 INVESTMENT3
----------------------------------------------------------------- ----------------------------------------------------
Portfolio Turnover                                      139%      Wells Fargo Intermediate Government Income
Number of Holdings                                        67      Fund-Class A
Average Credit Quality4                                  AAA      Lehman Brothers Intermediate Government Index
Weighted Average Coupon                                7.63%      Wells Fargo Intermediate Government Income
Estimated Weighted Average Maturity               8.07 years      Fund-Institutional Class
Estimated Average Duration                        4.88 years
NAV (A, B, C, D              $10.56, $10.55, $10.55, $10.56)      See Chart.
Distribution Rate5
  A, B, C, I)                     5.95%, 5.51%, 5.50%, 6.50%
SEC Yield6 (A, B, C, I)           5.97%, 5.51%, 5.51%, 6.53%

PORTFOLIO ALLOCATION7
(as of May 31, 2000)

U.S. Treasury Bonds and Notes                            59%
Federal Agencies                                         39%
Cash Equivalents                                          1%
Other                                                     1%

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges. Performance shown for the Class B shares of the Fund prior to May 17, 1996 reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the fund and are described in the Fund's prospectus.

2 The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one-to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

GOVERNMENT MONEY MARKET FUND (SERVICE CLASS)

INVESTMENT OBJECTIVE
     The Wells Fargo Government Money Market Fund (the "Fund") seeks to provide high current income consistent with preservation of capital and liquidity.

ADVISOR
     Wells Fargo Bank, N.A.

SUB-ADVISOR
     Wells Capital Management Incorporated

FUND MANAGERS
     Dave Sylvester
     Laurie White
     Robert Leuty

INCEPTION DATE
     11/16/87

PERFORMANCE HIGHLIGHTS
         The Fund's Service class shares underperformed the Fund's benchmark, the 90-Day Treasury Bill,1 for the fiscal year ending March 31, 2000, with a return of 4.95%2 versus 5.27% for the benchmark.
         Over the past year, rising interest rates had a significant affect on the Fund's performance. During the period, the Federal Reserve Board initiated a series of five separate 0.25% increases designed to cool the nation's fast-growing economy and offset inflationary pressures. Since the Fund invests approximately 30% of its assets in short-term repurchase agreements, it was able to capture incremental increases in interest rates over time to boost investor returns. At the same time, the Fund's management team maintained its exposure to floating rate securities to benefit from higher yields on these securities.

STRATEGIC OUTLOOK
         With more interest rate hikes forecast throughout the year, the Fund's management team will continue to employ a "barbell portfolio strategy," investing in short-term securities to mitigate against further rate hikes. And in a financial marketplace characterized by rising interest rates, the Fund should continue to outperform its peer group due to its current asset allocation strategy.

1 Treasury Bills are guaranteed by the U.S.Government and, if held to maturity, offer a fixed rate of return and fixed principal value.

2 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers. Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market)
(, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

3 Source: Lipper Analytical Services, Inc. The Lipper U.S. Treasury Money Market Funds average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.

4 Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS


AVERAGE ANNUAL TOTAL RETURN1 (%) (as of March 31, 2000)
------------------------------------------------------------------ ---------------------------------------------------

                                                                     6-Month      1-Year       5-Year       10-Year
Service Class                                                         2.61         4.95         5.10         4.87
Benchmark
Lipper U.S. Government Money Market Funds Average3                    2.48         4.70         4.90         4.64
90-Day Treasury Bill                                                  2.82         5.27         5.17         4.96



                                                             FUND CHARACTERISTICS
FUND YIELD SUMMARY                                           (as of March 31, 2000)
------------------------------------------------------------ ---------------------------------------------------------
7-Day Current Yield                           5.53%          Weighted Average Maturity                    53 days
7-Day Compound Yield                          5.68%          Number of Holdings                                59
30-Day Simple Yield                           5.41%
30-Day Compound Yield                         5.54%

                                                             PORTFOLIO COMPOSITION4
MATURITY DISTRIBUTION                                        (as of March 31, 2000)
------------------------------------------------------------ ---------------------------------------------------------
Repurchase Agreements                           (29%)        3-14 days                                      (45%)
FHLMC                                           (29%)        30-59 days                                     (23%)
FNMA                                            (24%)        90-179 days                                     (9%)
FHLB                                            (15%)        60-89 days                                      (8%)
Commercial Paper                                 (2%)        180+ days                                       (8%)
SLMA                                             (1%)        15-29 days                                      (7%)



--------



3 The chart compares the performance of the Wells Fargo Intermediate
Government Income Fund Class   A  and Institutional Class   shares for  the
most recent ten years with the Lehman Brothers Intermediate Government Index.
The chart  assumes a hypothetical $10,000 investment  in Class   A  and
Institutional Class   sharesand   reflects all  operating expenses  and,
for   Class  A Shares, assumes the maximum initial  sales charge of 4.50%.The
Fund is a professionally managed mutual fund.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

6 The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7 Portfolio holdings are subject change.



                                  PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 15, 2001

                                 COVENTRY GROUP
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                      April 6, 2001 Special Meeting of the
               Shareholders of the Brenton Funds of Coventry Group

         This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated February 15, 2001, for the Special Meeting of Shareholders of the three Brenton Funds of Coventry Group to be held on April 6, 2001. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Incorporation of Documents by Reference in Statement of Additional Information

         This SAI consists of this introductory section and the following described items, which are hereby incorporated by reference:

         (1) The SAI for the Wells Fargo Growth Fund, dated February 1, 2001, the SAI for the Wells Fargo Intermediate Government Income Fund, dated October 1, 2000, the SAI for the Wells Fargo Government Money Market Fund, dated August 1, 2000, as supplemented October 18, 2000.

         (2) The SAI for the Brenton Funds of the Coventry Group, dated August 1, 2000.

         (3) Report of Independent Auditors and audited annual report financial statements of the Brenton Funds as of March 31, 2000.

         (4) Unaudited semi-annual report financial statements of the Brenton Funds Funds, dated as of September 30, 2000.

         (5) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Growth Fund as of September 30, 2000.

         (6)      Report of  Independent  Auditors  and  audited  annual  report
                  financial   statements   of  the  Wells   Fargo   Intermediate
                  Government Income Fund as of May 31, 2000.

         (7) Unaudited semi-annual report financial statements of the Wells Fargo Intermediate Government Income Fund as of November 30, 2000.

         (8) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Government Money Market Fund as of March 31, 2000.

         (9) Unaudited semi-annual report financial statements of the Wells Fargo Government Money Market Fund as of September 30, 2000.

         (10) Unaudited pro forma combined financial information as of September 30, 2000 for the Wells Fargo Growth Fund/Brenton Value Equity Fund Reorganization. The pro forma financial statements give effect to the Reorganization as if it had occurred for the period presented.

                                Table of Contents


General Information..........................................................B-4
Pro-Forma Financial Statements and Schedules.................................B-5
Notes to Pro Forma Financial Statements......................................B-9

General Information

         This SAI relates to the reorganization of the three Brenton Funds of Coventry Group listed below, which we refer to as the Brenton Funds, with the three funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.

----------------------------------------------------- -------------------------------------------------------------
                   BRENTON FUNDS                                           WELLS FARGO FUNDS
----------------------------------------------------- -------------------------------------------------------------
                 Value Equity Fund                                 Growth Fund (Institutional Class)
----------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------- -------------------------------------------------------------
    Intermediate U.S. Government Securities Fund       Intermediate Government Income Fund (Institutional Class)
----------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------- -------------------------------------------------------------
    U.S. Government Money Market Fund (Class M)               Government Money Market Fund (Service Class)
----------------------------------------------------- -------------------------------------------------------------


         The reorganization of each Brenton Fund will involve the following three steps:

o the transfer of the assets and liabilities of the Brenton Fund to its corresponding Wells Fargo Fund in exchange for Institutional or Service Class shares of the Wells Fargo Fund having equivalent value to the net assets transferred;

o the pro rata distribution of Institutional or Service Class shares of the Wells Fargo Fund to the shareholders of record of the Brenton Fund as of the effective date of the reorganization in full redemption of all shares of the Brenton Fund; and

o        the liquidation and termination of the Brenton Funds.

         As a result of the reorganization, shareholders of each Brenton Fund will hold shares of the Institutional or Service Class of the corresponding Wells Fargo Fund having the same total value as the shares of the Brenton Fund that they held immediately before the reorganization. If a majority of the shares of one of the Brenton Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Brenton Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

         For  further   information   about  the  transaction,   see  the  Proxy
Statement/Prospectus.

                         Pro Forma Financial Statements

         Explanatory Note

         Pro Forma financial statements for the Wells Fargo Intermediate Government Income Fund/Brenton Intermediate U.S. Government Securities Fund Reorganization and the Wells Fargo Government Money Market Fund/Brenton U.S. Government Money Market Fund Reorganization are not included because as of December 5, 2000, the assets of the two Brenton Funds constituted less than 10% of the assets of the corresponding Wells Fargo Fund.

         WELLS FARGO FUNDS - GROWTH FUND
         PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
         As of September 30, 2000 (unaudited)
         (000s)

                                                Wells Fargo      Brenton Value   Pro Forma     Wells Fargo
                                                Growth Fund      Equity Fund     Adjustments   Growth Fund
                                                                                               Pro Forma
                                                                                               Combined
ASSETS
Investments:
  In Securities at market value (see cost below)      $ 434,726         $53,500                    $ 488,226
  Cash                                                       11
                                                                                                          11
Receivables:
  Collateral for Securities Loaned                       71,402                                       71,402
  Dividends, interest, other receivables                    168              31                          199
  Fund Shares Issued                                        957                                          957
  Investment Securities Sold                                584                                          584
Prepaid Expenses and Other Assets                            60              35
                                                                                                          95
Total Assets                                            507,908          53,566                      561,474
LIABILITIES
Payables:
  Investments purchased                                                                                  912
                                                            912
  Securities Loaned                                      71,402                                       71,402
  Fund Shares Redeemed                                    1,594              66                        1,660
  Due to advisor and affiliates                             323                                          323
  Other                                                     212                                          212
Accrued expenses and other liabilities                      432                                          432
Total Liabilities                                        74,875              66                       74,941
TOTAL NET ASSETS                                       $433,033        $ 53,500                     $486,533

Net Assets Consist of:
  Paid in Capital                                     $229, 372        $ 28,403         (34)1      $ 257,741
  Undistributed net investment income (loss)            (1,723)                           341
                                                                           (34)                      (1,723)
  Undistributed net realized gain (loss)                 92,349           1,019                       93,368
  Net unrealized appreciation (depreciation)            113,035          24,112                      137,147
  of investments
TOTAL NET ASSETS                                       $433,033        $ 53,500                    $ 486,533


COMPUTATION OF NET ASSET VALUE AND OFFERING
PRICE PER SHARE
  Net Assets-Class A                                  $ 311,038                                    $ 311,038
  Shares Outstanding- Class A                            13,632                                       13,632
  Net Asset Value per share - Class A                  $  22.82                                     $  22.82
  Maximum Offering Price per share - Class A           $  24.21                                     $  24.21
  Net Assets - Class B                                 $ 69,434                                     $ 69,434
  Shares Outstanding - Class B                            4,349                                        4,349
  Net Asset Value and offering price per share         $  15.96                                     $  15.96
     Class B
Net Assets - Institutional Class                       $ 52,561        $ 53,500                    $ 106,061
Shares Outstanding - Institutional Class                  1,961           2,742        (745)2
                                                                                                       3,958
Net Asset Value and offering price per share -                         $  19.51
   Institutional Class                                 $  26.80        $  20.43                     $  26.80

INVESTMENTS AT COST                                    $321,691        $ 29,388                     $351,079

(1) To reclass to paid-in capital the accumulated net investment loss of the Brenton Value Equity Fund, because it cannot be carried over to the Wells Fargo
Growth Fund

(2) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  See Page B-9]

WELLS FARGO FUNDS- GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
for the fiscal year ended September 30, 2000 (Unaudited)
(000s)


                                                 Wells Fargo     Brenton        Pro Forma     Wells Fargo
                                                 Growth Fund     Value Equity   Adjustments   Growth Fund
                                                                 Fund                         Pro Forma
                                                                                              Combined
INVESTMENT INCOME
  Dividends                                              $3,608          $ 601                        $4,209
  Interest                                                  506                                          506
  Securities Lending income                                 114                                          114
Total Investment Income                                   4,228            601                         4,829

EXPENSES
  Advisory fees                                           3,372            363          1541           3,889
  Administration fees                                       698            109         (29)1             778
  Custody Fees                                               92              9            31             104
  Shareholder servicing fees                              1,043                           01           1,043
  Portfolio accounting fees                                  83             25         (25)1              83
  Transfer agency fees                                      826             51           461             923
  Distribution fees                                         537           273*        (273)1             537
  Legal and audit Fees                                       70             19          (2)1              87
  Registration fees                                          63              1            61              70
  Directors' fees                                             5              5          (5)1               5
  Shareholder reports                                       102             14          (2)1             114
  Other                                                      45              9          (4)1              50
Total Expenses                                            6,936            878         (131)           7,683
Less:
  Waived fees and reimbursed expenses                   (1,256)          (253)          1021         (1,407)
Net Expenses                                              5,680            625          (29)           6,276
NET INVESTMENT INCOME (LOSS)                            (1,452)           (24)            29         (1,447)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain (loss) on sale of                    93,818            918                        94,736
investments
  Net change in unrealized appreciation or             (28,752)          5,910                      (22,842)
    depreciation of investments
Net Gain (Loss) on Investments                           65,066          6,828                        71,894
NET INCREASE (DECREASE) IN NET ASSETS                   $63,614         $6,804            29         $70,447
RESULTING FROM OPERATIONS

*Includes shareholder servicing fees.
 (1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  See Page B-9.]

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited) ( Note 1)


                   Shares             Security Name                                      Market Value ($000's)

WF Growth       Brenton   WF Growth   COMMON STOCK                                        WF    Brenton   WF Growth
Fund            Value     Fund Pro                                                    Growth    Value     Fund Pro
                Equity    Forma                                                         Fund    Equity    Forma
                Fund      Combined                                                              Fund      Combined

                                      AMUSEMENT & RECREATION SERVICES
   93,500         0    93,500          Walt Disney & Company                         $3,576     -            $3,576

                                      APPAREL & ACCESSORY STORES
   58,200         0    58,200          Kohl's Corporation                             3,357     -             3,357

                                      BUILDING MATERIALS, HARDWARE, GARDEN
                                      SUPPLY & MOBILE HOME DEALERS
   82,500    16,500    99,000          Home Depot Incorporated                        4,378       876         5,254
   43,400    10,000    53,400          Lowe's Companies Incorporated                  1,948       449         2,397
                                                                                      _____________________________
                                                                                      6,326     1,325         7,651

                                      BUSINESS SERVICES
   82,528    10,000    92,528          America Online Incorporated                    4,421       538         4,959
   52,500         0    52,500          Commerce One Incorporated                      4,121         -         4,121
   66,500         0    66,500          Interpublic Group of Companies Incorporated    2,265         -         2,265
  202,669    20,000   222,669          Microsoft Corporation                         12,211     1,204        13,415
  108,500         0   108,500          Oracle Corporation                             8,544         -         8,544
   58,304         0    58,304          Sun Microsytems Incorporated                   6,807         -         6,807
   15,000         0    15,000          TIBCO Software Incorporated                    1,267         -         1,267
   39,575         0    39,575          VERITAS Software Corporation                   5,620         -         5,620
        0     8,000     8,000          Dell Computers Corporation                         0       247           247
        0     7,000     7,000          Electronic Data Systems Corporation                0       291           291
                                                                                     _______________________________
                                                                                     45,256     2,280        47,536

                                       CHEMICALS & ALLIED PRODUCTS
   64,127         0    64,127          Abbott Laboratories                            3,050         -         3,050
   59,400         0    59,400          Clorox Company                                 2,350         -         2,350
  103,000         0   103,000          Colgate-Palmolive Company                      4,862         -         4,862
   37,711         0    37,711          Eli Lilly & Company                            3,059         -         3,059
   13,000         0    13,000          Genentech Incorporated                         2,414         -         2,414
   59,076     8,000    67,076          Gillette Company                               1,824       247         2,071
   48,425    12,000    60,425          Johnson & Johnson                              4,549     1,126         5,675
   72,152    10,000    82,152          Merck & Company Incorporated                   5,371       744         6,115
  231,751    20,000   251,751          Pfizer Incorporated                           10,414       899        11,313
   24,500         0    24,500          Pharmacia Corporation                          1,475         -         1,475
   50,500         0    50,500          Praxair Incorporated                           1,887         -         1,887
   38,244     9,000    47,244          Procter & Gamble Company                       2,562       603         3,165
   52,725     9,000    61,725          Scherling-Plough Corporation                   2,452       419         2,871
        0    10,000    10,000          Newell Rubbermaid Incorporated                     0       228           228
        0    19,000    19,000          Bristol-Myers Squibb Company                       0     1,084         1,084
        0     5,019     5,019          DuPont (E.I.) de Nemours & Company                 0       208           208
                                                                                     _______________________________
                                                                                     46,269     5,558        51,827

                                       COMMUNICATIONS
   88,500         0    88,500          360networks Incorporated                       1,737         -         1,737
   57,200         0    57,200          Clear Channel Communications Incorporated      3,232         -         3,232
   42,500         0    42,500          Nextel Communications Incorporated             1,987         -         1,987
   75,500         0    75,500          NEXTLINK Communications Incorporated           2,657         -         2,657
   56,000         0    56,000          Quest Communications Incorporated              2,692         -         2,692
  141,204    17,000   158,204          SBC Communications Incorporated                7,060       850         7,910
  110,500    25,000   135,500          WorldCom Incorporated                          3,356       759         4,115
        0    15,000    15,000          AT&T Corporation                                   0       441           441
        0    13,000    13,000          Lucent Technologies                                0       397           397
        0    14,640    14,640          Verizon Communications                             0       709           709
                                                                                     ________________________________
                                                                                     22,721     3,156        25,877

                                      DEPOSITORY INSTITUTIONS
   77,751    15,000    92,751         Chase Manhattan Corporation                     3,591       693         4,284
  276,132    33,333   309,465         Citigroup Incorporated                         14,928     1,801        16,729
   28,750         0    28,750         Fifth Third Bancorp                             1,549         -         1,549
   25,000         0    25,000         Golden West Financial Corporation               1,341         -         1,341
   24,650         0    24,650         State Street Corporation                        3,205         -         3,205
        0    15,276    15,276         Bank of America Corporation                         0       800           800
        0    15,000    15,000         First Union Corporation                             0       483           483
        0    27,000    27,000         Wells Fargo Corporation                             0     1,240         1,240
                                                                                     ________________________________
                                                                                     24,614     5,017        29,631

                                      EATING & DRINKING PLACES
   66,864    10,000    76,864         McDonald's Corporation                          2,018       302         2,320

                                      ELECTRIC, GAS & SANITARY SERVICES
  182,600    30,000   212,600         AES Corporation                                12,508     2,055        14,563
   29,000         0    29,000         Southern Energy Incorporated                      910         -           910
   47,830         0    47,830         Williams Companies Incorporated                 2,021         -         2,021
                                                                                  _________________________________
                                                                                     15,439     2,055        17,494

                                      ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                                      & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   40,900         0    40,900        Celestica Incorporated                           2,832         -         2,832
  390,726    40,000   430,726        General Electric Company                        22,540     2,308        24,848
  250,032    30,000   280,032        Intel Corporation                               10,408     1,249        11,657
   77,800         0    77,800        JDS Uniphase Corporation                         7,367         -         7,367
   24,000         0    24,000        Micron Technology Incorporated                   1,104         -         1,104
   34,300         0    34,300        Network Appliance Incorporated                   4,369         -         4,369
  219,372         0   219,372        Nortel Networks Corporation                     13,066         -        13,066
   15,500         0    15,500        PMC-Sierra Corporation                           3,336         -         3,336
   32,100         0    32,100        Sammina Corporation                              3,005         -         3,005
   64,488         0    64,488        Texas Instruments Incorporated                   3,043         -         3,043
   32,000         0    32,000        TyCom Limited                                    1,228         -         1,228
        0     2,479     2,479        Agilent Technologies Incorporated                    0       121           121
        0     6,000     6,000        Emerson Electric Company                             0       402           402
        0    24,000    24,000        Motorola Incorporated                                0       678           678
        0    18,000    18,000        Xilinx Incorporated                                  0     1,541         1,541
                                                                                 __________________________________
                                                                                     72,298     6,299        78,597

                                     ENGINEERING, ACCOUNTING, RESEARCH,
                                     MANAGEMENT & RELATED SERVICES
   53,600         0    53,600        Halliburton Company                              2,623         -         2,623

                                      FOOD & KINDRED PRODUCTS
   72,800    20,000    92,800         Anheuser-Busch Companies Incorporated           3,080       846         3,926
  119,020     9,200   128,220         Coca-Cola Company                               6,561       507         7,068
   77,600    16,700    94,300         PepsiCo Incorporated                            3,570       768         4,338
                                                                                  _________________________________
                                                                                     13,211     2,121        15,332

                                      GENERAL MERCHANDISE STORES
  249,040         0   249,040         Target Corporation                              6,382         -         6,382
  173,104    20,000   193,104         Wal-Mart Stores Incorporated                    8,331       963         9,294
                                                                                   ________________________________
                                                                                     14,713       963        15,676

                                      INDUSTRIAL & COMMERCIAL MACHINERY &
                                      COMPUTER EQUIPMENT
  351,960    28,000   379,960         Cisco Systems Incorporated                     19,446     1,547        20,993
  138,236    18,000   156,236         EMC  Corporation                               13,703     1,784        15,487
   43,076     6,500    49,576         Hewlett-Packard Company                         4,178       631         4,809
   71,482    11,000    82,482         IBM Corporation                                 8,042     1,238         9,280
   36,000         0    36,000         Palm Corporation                                1,906         -         1,906
        0    10,000    10,000         Illinois Tool Works Incorporated                    0       559           559
                                                                                   ________________________________
                                                                                     47,275     5,759        53,034

                                      INSURANCE AGENTS, BROKERS & SERVICE
   18,800         0    18,800         Marsh & McLennan Companies Incorporated         2,496         -         2,496

                                      INSURANCE CARRIERS
  141,031    11,250   152,281         American International Group Incorporated      13,495     1,076        14,571
   54,000         0    54,000         AXA Financial Incorporated                      2,751         -         2,751
   35,000         0    35,000         St. Paul Companies Incorporated                 1,726         -         1,726
                                                                                   __________________________________
                                                                                     17,972     1,076        19,048

                                      MEASURING, ANALYZING & CONTROLLING
                                      INSTRUMENTS, PHOTOGRAPHIC, MEDICAL &
                                      OPTICAL GOODS
   44,069         0    44,069        Baxter International Incorporated                3,517         -         3,517
   37,488         0    37,488        Danaher Corporation                              1,865         -         1,865
   19,402    15,000    34,402        Medtronic Incorporated                           1,005       777         1,782
                                                                                   _______________________________
                                                                                      6,387       777         7,164

                                      MISCELLANEOUS MANUFACTURING INDUSTRIES
  118,900    27,000   145,900        Tyco International Limited                       6,168     1,401         7,569
        0     8,100     8,100        Minnesota Mining & Manufacturing Company             0       738           738
                                                                                     ______________________________
                                                                                      6,168     2,139         8,307

                                      MISCELLANEOUS RETAIL
   61,800         0    61,800         Bed Bath & Beyond Incorporated                  1,507         -         1,507
   36,000         0    36,000         Dollar Tree Stores Incorporated                 1,460         -         1,460
                                                                                     _____________________________
                                                                                      2,967         -         2,967

                                      MOTION PICTURES
   41,000     7,000    48,000         Time Warner Incorporated                       3,208       548         3,756

                                      NON-DEPOSITORY CREDIT INSTITUTIONS
   94,750         0    94,750         Federal National Mortgage Association          6,775         -         6,775
  106,140         0   106,140         Household International Incorporated           6,010         -         6,010
                                                                                     _____________________________
                                                                                    12,785         -        12,785

                                      OIL & GAS EXTRACTION
   83,000         0    83,000            Diamond Offshore Drilling Incorporated      3,403         -         3,403
   29,000         0    29,000            Enron Corporation                           2,541         -         2,541
   35,669         0    35,669            Transocean Sedco Forex Incorporated         2,091         -         2,091
        0    10,000    10,000            BP Amoco Company, PLC                           0       530           530
        0    10,563    10,563            Conoco Incorporated - Class B                   0       285           285
        0    15,000    15,000            El Paso Energy Company                          0       924           924
        0    10,000    10,000            Schlumberger Limited                            0       823           823
                                                                                  ________________________________
                                                                                     8,035     2,562        10,597

                                      PAPER & ALLIED PRODUCTS
   44,600         0    44,600            International Paper Company                 1,279         -         1,279
   18,800     9,000    27,800            Kimberly-Clark Corporation                  1,049       502         1,551
        0    15,000    15,000            CVS Corporation                                 0       695           695
                                                                                     _____________________________
                                                                                     2,328     1,197         3,525

                                      PETROLEUM REFINING & RELATED INDUSTRIES
   36,773         0    36,773             Chevron Corporation                        3,135         -         3,135
   34,100         0    34,100             Coastal Corporation                        2,528         -         2,528
  113,952    17,000   130,952             Exxon Mobile Corporation                  10,155     1,515        11,670
   70,216         0    70,216             Royal Dutch Petroleum Company NY ADR Sh.   4,209         -         4,209
                                                                                    ______________________________
                                                                                    20,027     1,515        21,542

                                      PRIMARY METAL INDUSTRIES
  107,764         0    107,764            Alcoa Incorporated                         2,728         -         2,728
        0     6,000      6,000           Nucor Corporation                               0       181           181
                                                                                    ______________________________
                                                                                     2,728       181         2,909

                                      PRINTING, PUBLISHING & ALLIED INDUSTRIES
   35,196         0    35,196             Viacom Incorporated - Class B              2,059         -         2,059

                                      SECURITY & COMMODITY BROKERS, DEALERS,
                                      EXCHANGES & SERVICES
   22,500         0         0             Franklin Resources Incorporated            1,133         -         1,133
   22,000         0    22,000             Goldman Sachs Group Incorporated           2,507         -         2,507
   45,600         0    45,600             Merrill Lynch & Company Incorporated       3,010         -         3,010
   52,116    16,000    68,116             Morgan Stanley, Dean Witter & Company      4,764     1,463         6,227
        0    12,000    12,000             MGIC Investment Corporation                    0       734           734
        0    10,000    10,000             Washington Mutual Incorporated                 0       398           398
                                                                                   _______________________________
                                                                                    11,414     2,595        14,009

                                      STONE, CLAY, GLASS & CONCRETE  PRODUCTS
   27,500         0    27,500              Corning Incorporated                      8,167         -         8,167

                                      TRANSPORTATION EQUIPMENT
   41,600         0    41,600              United Technologies Corporation           2,881         -         2,881
        0     7,000     7,000              General Motors Corporation                    0       455           455
                                                                                   _______________________________
                                                                                     2,881       455         3,336

                                      AEROSPACE/DEFENSE
        0    21,000    21,000             General Motors Corporation - Class H           -       781           781

                                      OFFICE SUPPLIES, AUTOMATION & EQUIPMENT
        0     8,000     8,000             Avery Dennison Corporation                     -       371           371
        0    10,000    10,000             Pitney Bowes Incorporated                      -       394           394
                                                                                     _____________________________
                                                                                         0       765           765

                                     RETAIL - CONVENIENCE STORES
        0    35,000    35,000            Casey's General Stores Incorporated             0       455           455

                                      WHOLESALE
        0    25,000    25,000            Arrow Electronics Incorporated                  0       852           852
        0    30,000    30,000            Sysco Corporation                               0     1,389         1,389
                                                                                     _____________________________
                                                                                         0     2,241         2,241

                                       WHOLESALE & INTERNATIONAL TRADE
        0    22,000    22,000             Costco Wholesale Corporation                   0       769           769

                                        TOTAL COMMON STOCK                          429,318    52,891       482,209


                                      INVESTMENT COMPANIES
        0   608,579    608,579            Goldman Federal Money Market Portfolio          -       609           609

                                      REPURCHASE AGREEMENTS
5,408,000         0  5,408,000   Goldman Sachs Repurchase Agreement -  102%          $5,408         -       $ 5,408
                                 Collateralized by US Government Securities


                                      TOTAL INVESTMENTS AT MARKET VALUE            $434,726    53,500      $488,226



(1) Once Wells Fargo & Company acquired Brenton Banks, Inc. and became the parent company to the investment advisor of the Brenton Value Equity Fund, the federal securities laws prohibited the Brenton Value Equity Fund from acquiring any security issued by Wells Fargo & Company. In light of this prohibition, the Brenton Value Equity Fund sold all of its Wells Fargo &
     Company stock prior to the closing of Wells Fargo & Company's acquisition of Brenton Banks, Inc.

     It is not expected that any of the other securities will have to be sold as a result of the merger.

     [THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  See Page B-9.]


                                Wells Fargo Funds
               Notes to Pro Forma Financial Statements (Unaudited)

1.)  Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of the Brenton Value Equity Fund of the Coventry Group ("Brenton") and the Wells Fargo Growth Fund of Wells Fargo Funds Trust ("Wells Fargo") as of September 30, 2000 and for the year then ended. These pro forma statements have been derived from the annual and semi-annual reports of Brenton and Wells Fargo. For the merger transaction, the Wells Fargo Growth Fund will be the legal and accounting survivor.

Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization so Brenton or Wells shareholders will not bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Brenton and Wells Fargo Fund.

The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of Brenton and Wells Fargo.

Pro forma adjusted annual investment advisory fee rates used were .75% for WF Growth Fund.

Pro forma adjusted administration fees were computed based on the annual rate of .15% of average daily net assets of the funds.

Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

Pro forma adjusted custody fees were computed based on an annual rate of .02% of average daily net assets.

Pro forma adjusted shareholder servicing and distribution fees were adjusted to reflect the Brenton Fund's merger into the Wells Fargo Institutional Class which pays no shareholder servicing or distribution fees.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.)  Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses.

3.)  Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                       B-9